UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-22201
Direxion Shares ETF Trust
(Exact name of registrant as specified in charter)

33 Whitehall Street, 10th Floor New York, NY	10004

(Address of principal executive offices)	(Zip code)
Daniel O’ Neill
33 Whitehall Street, 10th Floor
New York, NY 10004

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-866-476-7523
Date of fiscal year end: October 31, 2009
Date of reporting period: July 31, 2009
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
COMMON STOCKS—85.0%
Aerospace & Defense—2.2%
24,256	Boeing Co.	$1,040,824
15,555	General Dynamics Corp.	861,591
13,387	Honeywell International, Inc.	464,529
3,276	ITT Corp.	161,834
2,097	L-3 Communications Holdings, Inc.	158,324
8,089	Lockheed Martin Corp.	604,734
5,820	Northrop Grumman Corp.	259,456
2,521	Precision Castparts Corp.	201,201
7,090	Raytheon Co.	332,876
15,054	United Technologies Corp.	819,991

		4,905,360

Air Freight & Logistics—0.6%
3,048	CH Robinson Worldwide, Inc.	166,207
3,821	Expeditors International of Washington, Inc.	129,647
5,604	FedEx Corp.	380,175
12,445	United Parcel Service, Inc.	668,670

		1,344,699

Airlines—0.2%
39,048	Delta Airlines Inc. *	270,603
24,129	Southwest Airlines Co.	189,413

		460,016

Auto Components—0.1%
15,460	Gentex Corp.	231,436

Automobiles—0.2%
56,237	Ford Motor Co. *	449,896

Beverages—1.8%
41,661	Coca-Cola Co.	2,076,384
5,753	Molson Coors Brewing Co.	260,093
28,016	PepsiCo, Inc.	1,589,908

		3,926,385

Biotechnology—1.9%
3,964	Abraxis Bioscience, Inc. *	121,893
5,237	Alexion Pharmaceuticals, Inc. *	230,690
28,198	Amgen, Inc. *	1,757,017
14,442	Amylin Pharmaceuticals, Inc. *	212,442
12,983	Biogen Idec, Inc. *	617,342
3,790	Cephalon, Inc. *	222,284
See notes to schedule of investments.

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
Biotechnology (continued)—1.9%
16,312	Gilead Sciences, Inc. *	$798,146
5,591	Myriad Genetics, Inc. *	153,305

		4,113,119

Capital Markets—2.6%
21,514	Bank of New York Mellon Corp.	588,193
36,554	Charles Schwab Corp.	653,220
2,711	Franklin Resources, Inc.	240,411
9,059	Goldman Sachs Group, Inc.	1,479,334
18,696	Invesco Ltd.	369,246
2,746	Lazard Ltd. Class A	101,575
22,893	Morgan Stanley	652,451
10,842	Northern Trust Corp.	648,460
8,885	State Street Corp.	446,916
4,598	T. Rowe Price Group, Inc.	214,773
5,932	TD Ameritrade Holding Corp. *	109,979
7,406	Waddell & Reed Financial, Inc.	210,108

		5,714,666

Chemicals—2.1%
3,775	Air Products & Chemicals, Inc.	281,615
20,023	Dow Chemical Co.	423,887
5,251	Eastman Chemical Co.	260,764
4,257	Ecolab, Inc.	176,708
16,261	EI Du Pont de Nemours & Co.	502,953
5,887	International Flavors & Fragrances, Inc.	207,576
4,416	Lubrizol Corp.	255,819
11,500	Monsanto Co.	966,000
2,846	Mosaic Co.	148,419
11,735	Nalco Holding Co.	207,592
2,961	PPG Industries, Inc.	162,855
9,012	Praxair, Inc.	704,558
2,197	Sigma-Aldrich Corp.	111,498
20,204	Valhi, Inc.	265,278

		4,675,522

Commercial Banks—2.5%
8,507	Bancorpsouth, Inc.	191,408
28,794	BB&T Corp.	658,807
9,685	Comerica, Inc.	230,890
31,880	Fulton Financial Corp.	215,509
35,137	KeyCorp	203,092
34,788	Marshall & Ilsley Corp.	210,120
8,510	PNC Financial Services Group, Inc.	311,977
15,615	SunTrust Banks, Inc.	304,493
34,150	US Bancorp	697,001
15,371	Valley National Bancorp	195,519
See notes to schedule of investments.

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
Commercial Banks (continued)—2.5%
85,590	Wells Fargo & Co.	$2,093,530
12,594	Wilmington Trust Corp.	144,705

		5,457,051

Commercial Services & Supplies—0.4%
7,736	Avery Dennison Corp.	206,783
4,390	Stericycle, Inc. *	224,768
7,164	Waste Connections, Inc. *	202,096
8,854	Waste Management, Inc.	248,887

		882,534

Communications Equipment—2.2%
103,799	Cisco Systems, Inc. *	2,284,616
2,037	CommScope, Inc. *	52,147
5,747	F5 Networks, Inc. *	213,329
7,468	Harris Corp.	233,823
9,415	Juniper Networks, Inc. *	246,014
41,255	Motorola, Inc.	295,386
29,783	QUALCOMM, Inc.	1,376,272
32,419	Tellabs, Inc. *	188,030

		4,889,617

Computers & Peripherals—4.3%
16,054	Apple, Inc. *	2,623,063
77,068	Dell, Inc. *	1,031,170
36,226	EMC Corp. *	545,564
43,036	Hewlett-Packard Co.	1,863,459
23,780	International Business Machines Corp.	2,804,374
5,990	NetApp, Inc. *	134,535
4,083	SanDisk Corp. *	72,759
8,844	Seagate Technology	106,482
13,463	Sun Microsystems, Inc. *	123,456
4,011	Western Digital Corp. *	121,333

		9,426,195

Construction & Engineering—0.4%
8,090	Fluor Corp.	427,152
2,738	Jacobs Engineering Group, Inc. *	112,203
4,536	URS Corp. *	229,522

		768,877

Construction Materials—0.2%
2,615	Martin Marietta Materials, Inc.	225,073
5,297	Vulcan Materials Co.	251,502

		476,575

See notes to schedule of investments.

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
Consumer Finance—0.6%
18,261	American Express Co.	$517,334
20,319	Capital One Financial Corp.	623,794
4,015	Student Loan Corp.	180,474

		1,321,602

Containers & Packaging—0.2%
5,193	Ball Corp.	251,134
1,798	Bemis Co., Inc.	47,323
10,933	Sealed Air Corp.	201,058

		499,515

Distributors—0.1%
7,234	Genuine Parts Co.	256,228

Diversified Consumer Services—0.3%
7,836	Career Education Corp. *	179,601
2,209	ITT Educational Services, Inc.	215,046
32,175	Service Corp. International	203,346
252	Strayer Education, Inc.	53,520

		651,513

Diversified Financial Services—2.7%
137,723	Bank of America Corp.	2,036,923
99,208	Citigroup, Inc.	314,489
1,194	CME Group, Inc.	332,923
10,617	Interactive Brokers Group, Inc. Class A *	199,493
3,276	IntercontinentalExchange, Inc. *	308,141
67,650	JPMorgan Chase & Co.	2,614,673
5,719	Moody’s Corp.	135,769
2,776	MSCI, Inc. Class A *	77,589

		6,020,000

Diversified Telecommunication—2.5%
106,177	AT&T, Inc.	2,785,022
80,796	Verizon Communications, Inc.	2,591,128
24,989	Windstream Corp.	219,154

		5,595,304

Electric Utilities—1.3%
23,162	Duke Energy Corp.	358,548
8,822	Entergy Corp.	708,672
11,855	Exelon Corp.	602,945
5,486	FirstEnergy Corp.	226,023
7,393	FPL Group, Inc.	418,961
See notes to schedule of investments.

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
Electric Utilities (continued) —1.3%
11,687	Great Plains Energy, Inc.	$186,174
14,080	Southern Co.	442,112

		2,943,435

Electrical Equipment—0.4%
13,523	Emerson Electric Co.	491,967
2,311	First Solar, Inc. *	356,795

		848,762

Electronic Equipment, Instruments—0.7%
8,939	Agilent Technologies, Inc. *	207,564
3,082	Amphenol Corp. Class A	102,785
2,152	Arrow Electronics, Inc.	55,457
2,719	Avnet, Inc. *	66,344
27,963	Corning, Inc.	475,371
9,081	FLIR Systems, Inc. *	195,151
11,975	Molex, Inc.	212,676
9,393	Trimble Navigation Ltd. *	222,707

		1,538,055

Energy Equipment & Services—1.4%
7,191	Baker Hughes, Inc.	291,236
5,256	BJ Services Co.	74,530
6,262	FMC Technologies, Inc. *	272,397
17,090	Helix Energy Solutions Group, Inc. *	179,274
18,813	National Oilwell Varco, Inc. *	676,139
9,724	Rowan Cos, Inc.	207,413
21,531	Schlumberger Ltd.	1,151,908
9,867	Smith International, Inc.	247,958

		3,100,855

Food & Staples Retailing—2.0%
5,365	BJ’s Wholesale Club, Inc. *	178,923
7,811	Costco Wholesale Corp.	386,645
26,200	CVS Caremark Corp.	877,176
19,161	Safeway, Inc.	362,718
17,847	Walgreen Co.	554,149
39,785	Wal-Mart Stores, Inc.	1,984,475

		4,344,086

Food Products—1.2%
11,747	Archer-Daniels-Midland Co.	353,820
2,196	Bunge Ltd.	153,654
8,856	Campbell Soup Co.	274,802
20,121	ConAgra Foods, Inc.	394,975
6,686	Corn Products International, Inc.	187,208
10,985	Dean Foods Co. *	232,772
See notes to schedule of investments.

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
Food Products (continued)—1.2%
26,504	Kraft Foods, Inc.	$751,123
6,678	McCormick & Co., Inc.	215,165

		2,563,519

Gas Utilities—0.1%
7,831	Questar Corp.	258,971

Health Care Equipment & Supplies—2.1%
10,889	Baxter International, Inc.	613,813
9,965	Becton Dickinson and Co.	649,220
67,773	Boston Scientific Corp. *	727,882
4,467	CR Bard, Inc.	328,637
3,173	Edwards Lifesciences Corp. *	207,546
10,233	Hill-Rom Holdings, Inc.	175,394
15,047	Hologic, Inc. *	221,040
7,219	Hospira, Inc. *	277,426
20,142	Medtronic, Inc.	713,430
6,089	Stryker Corp.	236,740
2,792	Varian Medical Systems, Inc. *	98,474
9,677	Zimmer Holdings, Inc. *	450,948

		4,700,550

Health Care Providers & Service—1.7%
16,199	Cardinal Health, Inc.	539,427
7,499	Community Health Systems, Inc. *	212,372
11,150	Express Scripts, Inc. *	780,945
4,792	Henry Schein, Inc. *	246,213
4,872	Laboratory Corp. of America Holdings *	327,350
4,885	McKesson Corp.	249,868
8,680	Medco Health Solutions, Inc. *	458,825
3,408	Quest Diagnostics, Inc.	186,145
823	Universal Health Services, Inc. Class B	45,767
12,089	WellPoint, Inc. *	636,365

		3,683,277

Hotels Restaurants & Leisure—1.5%
19,711	Carnival Corp.	551,711
6,015	International Speedway Corp. Class A	153,804
13,359	Marriott International, Inc. Class A	287,753
19,855	McDonald’s Corp.	1,093,216
13,289	Royal Caribbean Cruises Ltd.	192,956
24,358	Starbucks Corp. *	431,137
5,352	Wynn Resorts Ltd. *	273,862
8,307	Yum! Brands, Inc.	294,566

		3,279,005

Household Durables—0.6%
7,028	Fortune Brands, Inc.	278,098
8,553	Garmin Ltd.	236,576
See notes to schedule of investments.

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
Household Durables (continued)—0.6%
21,579	Lennar Corp. Class A	$255,496
19,114	Newell Rubbermaid, Inc.	245,997
5,641	Stanley Works	226,486

		1,242,653

Household Products—2.7%
6,257	Clorox Co.	381,740
22,475	Colgate-Palmolive Co.	1,628,089
18,635	Kimberly-Clark Corp.	1,089,216
52,453	Procter & Gamble Co.	2,911,665

		6,010,710

Independent Power Producers—0.2%
8,708	Constellation Energy Group, Inc.	249,920
4,773	NRG Energy, Inc. *	129,873

		379,793

Industrial Conglomerates—1.7%
7,024	Carlisle Cos., Inc.	220,062
12,496	3M Co.	881,218
190,571	General Electric Co.	2,553,652
5,769	Textron, Inc.	77,535

		3,732,467

Insurance—2.4%
8,412	Aflac, Inc.	318,478
9,652	Allstate Corp.	259,735
8,260	American Financial Group, Inc.	201,461
4,542	American International Group, Inc.	59,682
2,181	American National Insurance Co.	172,408
940	Arch Capital Group Ltd. *	58,459
2,989	Arthur J. Gallagher & Co.	68,448
8,032	Aspen Insurance Holdings Ltd.	199,756
6,336	Chubb Corp.	292,596
7,688	HCC Insurance Holdings, Inc.	192,969
9,403	Marsh & McLennan Cos, Inc.	192,009
16,948	MetLife, Inc.	575,385
13,376	OneBeacon Insurance Group Ltd.	151,149
13,977	Principal Financial Group, Inc.	331,255
12,255	Progressive Corp. *	190,933
17,240	Prudential Financial, Inc.	763,214
5,447	Reinsurance Group of America, Inc.	226,051
10,536	Travelers Cos, Inc.	453,786
12,232	Unitrin, Inc.	161,340
537	Wesco Financial Corp.	163,758
817	White Mountains Insurance Group Ltd.	210,786

		5,243,658

See notes to schedule of investments.

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
Internet & Catalog Retail—0.5%
11,853	Amazon.com, Inc. *	$1,016,513
4,266	NetFlix, Inc. *	187,448

		1,203,961

Internet Software & Services—1.6%
3,110	Akamai Technologies, Inc. *	51,128
50,300	eBay, Inc. *	1,068,875
683	Equinix, Inc. *	55,822
4,311	Google, Inc. Class A *	1,909,988
3,470	VeriSign, Inc. *	70,927
5,023	WebMD Health Corp. Class A *	167,818
21,374	Yahoo!, Inc. *	306,076

		3,630,634

IT Services—1.6%
11,032	Accenture Ltd. Class A	386,892
1,636	Affiliated Computer Services, Inc. Class A *	77,563
3,483	Amdocs Ltd. *	83,313
9,028	Automatic Data Processing, Inc.	336,293
11,327	Broadridge Financial Solutions, Inc.	195,617
5,257	Cognizant Technology Solutions Corp. Class A *	155,555
2,727	Computer Sciences Corp. *	131,360
6,275	Hewitt Associates, Inc. Class A *	187,811
1,531	Mastercard, Inc. Class A	297,060
7,955	NeuStar, Inc. Class A *	180,419
5,792	Paychex, Inc.	153,488
13,725	Total System Services, Inc.	201,483
8,085	Visa, Inc. Class A	529,244
31,551	Western Union Co.	551,512

		3,467,610

Life Sciences Tools & Services—0.4%
2,210	Bio-Rad Laboratories, Inc. Class A *	171,142
1,151	Covance, Inc. *	63,478
8,215	Pharmaceutical Product Development, Inc.	170,626
2,876	Techne Corp.	183,546
4,627	Waters Corp. *	232,507

		821,299

Machinery—1.3%
10,829	Caterpillar, Inc.	477,126
11,628	Danaher Corp.	712,099
13,940	Deere & Co.	609,735
8,078	Illinois Tool Works, Inc.	327,563
4,397	Navistar International Corp. *	173,857
6,536	PACCAR, Inc.	226,472
See notes to schedule of investments.

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
Machinery (continued)—1.3%
7,762	Pall Corp.	$233,481
380	Valmont Industries, Inc.	27,292

		2,787,625

Media—2.6%
51,733	Comcast Corp. Class A	768,752
14,867	DIRECTV Group, Inc. *	385,055
6,983	Interactive Data Corp.	158,863
9,327	Liberty Media Corp. — Entertainment Class A *	260,876
40,972	News Corp. Class A	423,241
12,637	Regal Entertainment Group Class A	157,204
6,340	Time Warner Cable, Inc.	209,600
40,195	Time Warner Inc.	1,071,599
9,767	Viacom, Inc. Class B *	226,204
83,535	Walt Disney Co.	2,098,400

		5,759,794

Metals & Mining—0.9%
17,532	Alcoa, Inc.	206,176
2,025	Commercial Metals Co.	33,494
3,220	Compass Minerals International, Inc.	171,272
7,409	Freeport-McMoRan Copper & Gold, Inc.	446,763
8,613	Newmont Mining Corp.	356,148
5,656	Nucor Corp.	251,522
10,548	Southern Copper Corp.	271,716
17,798	Titanium Metals Corp.	148,969
2,580	United States Steel Corp.	102,555

		1,988,615

Multiline Retail—0.4%
5,484	Kohl’s Corp. *	266,248
13,532	Target Corp.	590,266

		856,514

Multi-Utilities—1.7%
7,582	Alliant Energy Corp.	198,345
19,151	Centerpoint Energy, Inc.	230,770
15,959	CMS Energy Corp.	206,509
26,542	Dominion Resources, Inc.	897,119
2,949	DTE Energy Co.	101,623
6,482	NSTAR	208,072
6,629	PG&E Corp.	267,613
22,764	Public Service Enterprise Group, Inc.	738,692
6,664	SCANA Corp.	235,573
5,617	Wisconsin Energy Corp.	241,362
20,500	Xcel Energy, Inc.	408,770

		3,734,448

See notes to schedule of investments.

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
Office Electronics—0.1%
7,247	Zebra Technologies Corp. Class A *	$177,117

Oil, Gas & Consumable Fuels—8.4%
7,468	Alpha Natural Resources, Inc. *	248,759
22,458	Anadarko Petroleum Corp.	1,082,475
6,032	Apache Corp.	506,386
6,677	Cabot Oil & Gas Corp.	234,563
11,268	Chesapeake Energy Corp.	241,586
36,075	Chevron Corp.	2,506,130
6,606	Cimarex Energy Co.	236,363
5,087	Comstock Resources, Inc. *	195,850
26,662	ConocoPhillips	1,165,396
8,127	Consol Energy, Inc.	288,752
7,988	Devon Energy Corp.	464,023
8,237	EOG Resources, Inc.	609,785
87,815	Exxon Mobil Corp.	6,181,299
11,483	Forest Oil Corp. *	193,489
8,266	Hess Corp.	456,283
12,736	Marathon Oil Corp.	410,736
13,010	Mariner Energy, Inc. *	155,990
7,637	Noble Energy, Inc.	466,773
14,588	Occidental Petroleum Corp.	1,040,708
7,642	Plains Exploration & Production Co. *	218,943
6,184	Southwestern Energy Co. *	256,203
29,017	Spectra Energy Corp.	532,752
8,904	St. Mary Land & Exploration Co.	212,538
10,440	Williams Cos, Inc.	174,244
10,433	XTO Energy, Inc.	419,720

		18,499,746

Paper & Forest Products—0.1%
7,779	International Paper Co.	146,323
3,803	Weyerhaeuser Co.	133,257

		279,580

Personal Products—0.1%
5,065	Mead Johnson Nutrition Co. Class A	184,417

Pharmaceuticals—5.2%
27,812	Abbott Laboratories	1,251,262
35,648	Bristol-Myers Squibb Co.	774,987
18,237	Eli Lilly & Co.	636,289
13,570	Forest Laboratories, Inc. *	350,513
49,590	Johnson & Johnson	3,019,535
37,943	Merck & Co., Inc.	1,138,669
16,745	Mylan, Inc. *	220,867
See notes to schedule of investments.

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
Pharmaceuticals (continued)—5.2%
121,436	Pfizer, Inc.	$1,934,475
29,370	Schering-Plough Corp.	778,599
7,167	Valeant Pharmaceuticals International *	184,909
23,998	Wyeth	1,117,107

		11,407,212

Professional Services—0.2%
7,877	Equifax, Inc.	205,196
3,750	FTI Consulting, Inc. *	204,112

		409,308

Real Estate Investment Trusts—0.8%
4,019	AvalonBay Communities, Inc.	233,906
7,149	BRE Properties, Inc.	169,646
5,692	Digital Realty Trust, Inc.	230,811
18,967	Douglas Emmett, Inc.	192,705
2,806	Essex Property Trust, Inc.	182,418
2,135	Health Care REIT, Inc.	85,528
14,580	Hospitality Properties Trust	230,218
12,514	Kimco Realty Corp.	123,138
2,891	Regency Centers Corp.	92,743
4,323	Simon Property Group, Inc.	240,877
1,680	SL Green Realty Corp.	43,310

		1,825,300

Road & Rail—1.0%
9,097	Burlington Northern Santa Fe Corp.	714,932
8,765	CSX Corp.	351,652
16,514	Norfolk Southern Corp.	714,231
9,073	Union Pacific Corp.	521,879

		2,302,694

Semiconductors & Semiconductor Equipment—2.2%
14,095	Altera Corp.	263,436
5,241	Analog Devices, Inc.	143,446
23,923	Applied Materials, Inc.	330,137
8,842	Broadcom Corp. Class A *	249,610
100,507	Intel Corp.	1,934,759
13,909	Intersil Corp. Class A	199,872
3,057	Kla-Tencor Corp.	97,457
10,507	Linear Technology Corp.	282,323
9,267	Marvell Technology Group Ltd. *	123,622
5,486	Maxim Integrated Products, Inc.	97,212
4,022	MEMC Electronic Materials, Inc. *	70,868
3,290	Microchip Technology, Inc.	88,600
15,238	Micron Technology, Inc. *	97,371
9,829	NVIDIA Corp. *	127,089
See notes to schedule of investments.

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
Semiconductors & Semiconductor Equipment (continued)—2.2%
22,917	Texas Instruments, Inc.	$551,154
4,933	Xilinx, Inc.	106,997

		4,763,953

Software—3.5%
10,050	Activision Blizzard, Inc. *	115,073
14,267	Adobe Systems, Inc. *	462,536
6,154	ANSYS, Inc. *	192,374
11,285	Autodesk, Inc. *	246,126
8,320	BMC Software, Inc. *	283,130
7,068	CA, Inc.	149,417
3,256	Citrix Systems, Inc. *	115,914
5,812	Electronic Arts, Inc. *	124,784
14,534	Intuit, Inc. *	431,660
2,795	McAfee, Inc. *	124,601
138,698	Microsoft Corp.	3,262,176
38,072	Novell, Inc. *	174,370
68,785	Oracle Corp.	1,522,211
3,401	Red Hat, Inc. *	77,645
1,949	Salesforce.com, Inc. *	84,470
14,774	Symantec Corp. *	220,576
10,176	Synopsys, Inc. *	203,316

		7,790,379

Specialty Retail—1.7%
14,093	Carmax, Inc. *	227,320
30,526	Home Depot, Inc.	791,845
26,526	Lowe’s Cos, Inc.	595,774
6,238	O’Reilly Automotive, Inc. *	253,637
5,926	Ross Stores, Inc.	261,277
32,184	Staples, Inc.	676,508
18,593	TJX Cos, Inc.	673,624
9,255	Urban Outfitters, Inc. *	222,490

		3,702,475

Textiles, Apparel & Luxury Goods—0.2%
6,502	NIKE, Inc. Class B	368,273

Thrifts & Mortgage Finance—0.3%
21,045	Hudson City Bancorp, Inc.	295,893
14,729	TFS Financial Corp.	163,492
12,796	Washington Federal, Inc.	178,248

		637,633

Tobacco—1.6%
93,023	Altria Group, Inc.	1,630,693
35,301	Philip Morris International, Inc.	1,645,027
See notes to schedule of investments.

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
Tobacco (continued)—1.6%
7,588	Reynolds American, Inc.	$330,153

		3,605,873

Trading Companies & Distributors—0.1%
6,799	Fastenal Co.	241,840

Wireless Telecommunication Services—0.6%
17,892	American Tower Corp. Class A *	609,939
5,235	Crown Castle International Corp. *	150,454
10,517	NII Holdings, Inc. *	242,101
91,108	Sprint Nextel Corp. *	364,432

		1,366,926

	TOTAL COMMON STOCKS (Cost $145,586,946)	$187,749,132

SHORT TERM INVESTMENTS—12.9%
MONEY MARKET FUNDS—12.9%
17,547,785	AIM Short Term Investment Treasury, 0.05% (a)	17,547,785
10,832,466	AIM Short Term Investment Treasury (Collateral), 0.05% (a)	10,832,466

	TOTAL SHORT TERM INVESTMENTS (Cost $28,380,251)	$28,380,251

	TOTAL INVESTMENTS (Cost $173,967,197)—97.9%	$216,129,383
	Other Assets in Excess of Liabilities—2.1%	4,626,562

	TOTAL NET ASSETS—100.0%	$220,755,945

Percentages are stated as a percentage of net assets.

(*)	Non- Income producing security.

(a)	Represents annualized seven-day yield at July 31, 2009.
Direxion Daily Large Cap Bull 3X Shares
Swap Equity Contracts
July 31, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Credit Suisse Capital, LLC	Russell 1000 Index	543,350	$291,079,635	1/27/2011	$2,264,163
Deutsche Bank AG London	Russell 1000 Index	172,200	84,520,244	6/17/2010	8,447,092
Morgan Stanley Capital Services	Russell 1000 Index	163,400	83,043,930	7/30/2010	5,172,462

			$458,643,809		$15,883,717

See notes to schedule of investments.

Direxion Daily Large Cap Bear 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS—131.0%
MONEY MARKET FUNDS—131.0%
154,710,905	AIM Short Term Investment Treasury, 0.05% (a)	$154,710,905
311,323,542	AIM Short Term Investment Treasury (Collateral), 0.05% (a)	311,323,542

	TOTAL SHORT TERM INVESTMENTS (Cost $466,034,447)	$466,034,447

	TOTAL INVESTMENTS (Cost $466,034,447)—131.0%	$466,034,447
	Liabilities in Excess of Other Assets—(31.0%)	(110,322,363)

	TOTAL NET ASSETS—100.0%	$355,712,084

Percentages are stated as a percentage of net assets.

(a)	Represents annualized seven-day yield at July 31, 2009
Direxion Daily Large Cap Bear 3X Shares
Short Equity Swap Contracts
July 31, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital, LLC	Russell 1000 Index	1,662,850	$803,052,430	5/6/2010	$(94,687,028)
Deutsche Bank AG London	Russell 1000 Index	121,600	60,951,463	6/18/2010	(4,697,945)
Morgan Stanley Capital Services	Russell 1000 Index	192,400	95,212,393	7/30/2010	(8,660,519)

			$959,216,286		$(108,045,492)

See notes to schedule of investments.

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
COMMON STOCKS—82.1%
Aerospace & Defense—1.5%
999	BE Aerospace, Inc. *	$16,144
1,209	Goodrich Corp.	62,094
1,776	ITT Corp.	87,734
1,138	L-3 Communications Holdings, Inc.	85,919
1,366	Precision Castparts Corp.	109,021
1,545	Rockwell Collins, Inc.	65,199
566	TransDigm Group, Inc. *	21,672

		447,783

Air Freight & Logistics—0.9%
1,653	CH Robinson Worldwide, Inc.	90,138
5,181	Expeditors International of Washington, Inc.	175,791

		265,929

Airlines—0.2%
3,014	AMR Corp.	16,125
7,229	Southwest Airlines Co.	56,748

		72,873

Auto Components—0.1%
1,837	WABCO Holdings, Inc.	34,921

Automobiles—0.2%
2,289	Harley-Davidson, Inc.	51,731

Beverages—0.7%
3,014	Coca-Cola Enterprises, Inc.	56,633
2,477	Dr Pepper Snapple Group, Inc. *	60,959
1,248	Molson Coors Brewing Co. Class B †	56,422
1,382	PepsiAmericas, Inc.	37,010

		211,024

Biotechnology—0.7%
800	Alexion Pharmaceuticals, Inc. *	35,240
1,374	Amylin Pharmaceuticals, Inc. *	20,212
1,126	Dendreon Corp. *	27,260
568	United Therapeutics Corp. *	52,608
1,690	Vertex Pharmaceuticals, Inc. *	60,857

		196,177

Building Products—0.2%
3,506	Masco Corp.	48,839

See notes to schedule of investments.

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
Capital Markets—2.6%
3,090	Ameriprise Financial, Inc.	$85,902
1,138	Eaton Vance Corp.	32,570
7,471	Invesco Ltd.	147,552
3,934	Janus Capital Group, Inc.	53,738
1,131	Jefferies Group, Inc. *	25,855
1,373	Legg Mason, Inc.	38,636
2,951	SEI Investments Co.	55,774
5,855	T. Rowe Price Group, Inc.	273,487
2,551	TD Ameritrade Holding Corp. *	47,296

		760,810

Chemicals—2.3%
794	Airgas, Inc.	35,397
893	Albemarle Corp.	26,531
724	Ashland, Inc.	23,993
957	Cabot Corp.	17,513
3,502	Celanese Corp. Class A	90,001
857	Eastman Chemical Co.	42,559
2,309	Ecolab, Inc.	95,847
1,605	PPG Industries, Inc.	88,275
1,253	RPM International, Inc.	19,998
1,089	Scotts Miracle-Gro Co.	42,525
2,978	Sigma-Aldrich Corp.	151,133
973	Terra Industries, Inc.	28,373
978	Valspar Corp.	24,763

		686,908

Commercial Banks—1.8%
2,034	Bancorpsouth, Inc.	45,765
466	Bank of Hawaii Corp.	17,880
7,280	CapitalSource, Inc.	33,779
421	City National Corp.	16,604
1,473	Comerica, Inc.	35,116
5,630	Fifth Third Bancorp	53,485
5,243	First Horizon National Corp. *	67,215
10,595	Huntington Bancshares, Inc.	43,334
1,752	M&T Bank Corp.	102,177
2,599	Marshall & Ilsley Corp.	15,698
4,359	SunTrust Banks, Inc.	85,001
1,125	Zions Bancorporation	15,278

		531,332

Commercial Services & Supplies—1.1%
1,148	Brink’s Co.	31,168
2,541	Cintas Corp.	63,982
1,759	Iron Mountain, Inc. *	51,380
3,143	Republic Services, Inc.	83,604
3,671	RR Donnelley & Sons Co.	51,027
See notes to schedule of investments.

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
Commercial Services & Supplies (continued)—1.1%
828	Stericycle, Inc. *	$42,394

		323,555

Communications Equipment—0.3%
812	CommScope, Inc. *	20,787
4,336	JDS Uniphase Corp. *	25,409
9,656	Tellabs, Inc. *	56,005

		102,201

Computers & Peripherals—1.4%
1,615	Diebold, Inc.	44,768
3,248	NetApp, Inc. *	72,950
1,159	QLogic Corp. *	15,125
8,181	Seagate Technology	98,499
7,300	Sun Microsystems, Inc. *	66,941
4,214	Teradata Corp. *	103,538

		401,821

Construction & Engineering—0.5%
1,755	Fluor Corp.	92,664
2,665	Quanta Services, Inc. *	62,121

		154,785

Construction Materials—0.6%
1,338	Eagle Materials, Inc.	36,527
2,698	Vulcan Materials Co.	128,101

		164,628

Consumer Finance—0.5%
2,603	AmeriCredit Corp. *	40,841
8,659	Discover Financial Services	102,869

		143,710

Containers & Packaging—0.7%
661	Aptargroup, Inc.	23,082
1,562	Crown Holdings, Inc. *	39,206
999	Packaging Corp. of America	19,650
1,287	Pactiv Corp. *	32,407
2,844	Sealed Air Corp.	52,301
974	Sonoco Products Co.	25,792

		192,438

Distributors—0.3%
1,555	Genuine Parts Co.	55,078
See notes to schedule of investments.

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
Distributors (continued)—0.3%
1,380	LKQ Corp. *	$24,757

		79,835

Diversified Consumer Services—1.1%
1,295	Apollo Group, Inc. Class A *	89,407
1,183	Brink’s Home Security Holdings, Inc. *	35,277
1,785	Career Education Corp. *	40,912
607	DeVry, Inc.	30,192
722	ITT Educational Services, Inc. *	70,287
4,943	Service Corp. International	31,240
1,163	Weight Watchers International, Inc.	32,424

		329,739

Diversified Financial Services—0.9%
3,497	CIT Group, Inc.	3,042
1,811	Interactive Brokers Group, Inc. Class A *	34,029
710	IntercontinentalExchange, Inc. *	66,783
1,827	Leucadia National Corp. *	44,762
1,830	Moody’s Corp.	43,444
2,608	NYSE Euronext	70,285

		262,345

Diversified Telecommunication—0.3%
1,454	tw telecom, Inc. *	14,395
8,746	Windstream Corp.	76,702

		91,097

Electric Utilities—2.2%
4,133	Allegheny Energy, Inc.	104,193
2,830	DPL, Inc.	67,779
3,180	Edison International	102,778
4,273	Northeast Utilities	98,322
2,517	Pepco Holdings, Inc.	36,194
3,668	PPL Corp.	123,941
2,722	Progress Energy, Inc.	107,356

		640,563

Electrical Equipment—0.7%
1,049	AMETEK, Inc.	33,946
1,624	Cooper Industries Ltd. Class A	53,511
1,267	General Cable Corp. *	49,122
1,384	Rockwell Automation, Inc.	57,310

		193,889

See notes to schedule of investments.

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
Electronic Equipment, Instruments—1.2%
4,690	Agilent Technologies, Inc. *	$108,901
1,671	Amphenol Corp. Class A	55,727
1,167	Arrow Electronics, Inc. *	30,074
1,473	Avnet, Inc. *	35,941
512	Dolby Laboratories, Inc. *	21,315
1,580	Ingram Micro, Inc. Class A *	26,576
386	Itron, Inc. *	20,138
1,832	Jabil Circuit, Inc.	16,781
1,166	Trimble Navigation Ltd. *	27,646

		343,099

Energy Equipment & Services—2.2%
7,125	BJ Services Co.	101,033
2,117	Cameron International Corp. *	66,114
1,193	Diamond Offshore Drilling, Inc.	107,215
2,010	Dresser-Rand Group, Inc. *	58,511
1,384	ENSCO International, Inc.	52,440
1,955	Exterran Holdings, Inc. *	33,997
1,206	FMC Technologies, Inc. *	52,461
1,029	Helmerich & Payne, Inc.	35,356
2,763	Nabors Industries Ltd. *	47,026
1,695	Pride International, Inc. *	42,494
1,102	Rowan Cos, Inc.	23,506
768	Tidewater, Inc.	34,560

		654,713

Food & Staples Retailing—0.6%
7,471	Safeway, Inc.	141,426
1,837	Whole Foods Market, Inc. *	44,437

		185,863

Food Products—3.2%
1,191	Bunge Ltd.	83,334
1,922	Campbell Soup Co.	59,640
4,365	ConAgra Foods, Inc.	85,685
1,819	Corn Products International, Inc.	50,932
4,824	Del Monte Foods Co.	46,600
3,071	HJ Heinz Co.	118,111
1,699	Hormel Foods Corp.	61,011
2,889	JM Smucker Co.	144,536
1,332	McCormick & Co., Inc.	42,917
552	Ralcorp Holdings, Inc. *	35,058
12,907	Sara Lee Corp.	137,330
1,185	Smithfield Foods, Inc. *	16,057
4,896	Tyson Foods, Inc. Class A	55,961

		937,172

See notes to schedule of investments.

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
Gas Utilities—0.5%
759	AGL Resources, Inc.	$25,518
1,278	EQT Corp.	49,050
2,569	ONEOK, Inc.	85,033

		159,601

Health Care Equipment & Supplies—1.9%
709	Beckman Coulter, Inc.	44,660
1,449	DENTSPLY International, Inc.	48,324
1,015	Edwards Lifesciences Corp. *	66,391
1,270	Gen-Probe, Inc. *	47,142
3,915	Hospira, Inc. *	150,454
576	IDEXX Laboratories, Inc. *	28,696
369	Intuitive Surgical, Inc. *	83,882
1,500	Kinetic Concepts, Inc. *	47,430
1,223	Varian Medical Systems, Inc. *	43,135

		560,114

Health Care Providers & Services—2.2%
2,948	AmerisourceBergen Corp.	58,135
2,662	CIGNA Corp.	75,601
1,912	DaVita, Inc. *	95,026
7,053	Health Management Associates, Inc. Class A *	42,530
880	Henry Schein, Inc. *	45,214
2,243	Humana, Inc. *	73,683
1,058	Laboratory Corp. of America Holdings *	71,087
2,890	Omnicare, Inc.	68,984
1,515	Quest Diagnostics, Inc.	82,749
4,683	Tenet Healthcare Corp. *	18,498
446	Universal Health Services, Inc. Class B	24,802

		656,309

Health Care Technology—0.3%
2,085	Allscripts-Misys Healthcare Solutions, Inc.	35,925
655	Cerner Corp. *	42,627

		78,552

Hotels Restaurants & Leisure—2.1%
3,112	Boyd Gaming Corp. *	28,599
1,338	Darden Restaurants, Inc.	43,338
6,031	Las Vegas Sands Corp. *	56,390
2,892	Marriott International, Inc. Class A	62,294
671	Panera Bread Co. Class A *	36,878
3,192	Royal Caribbean Cruises Ltd.	46,348
1,848	Scientific Games Corp. Class A *	33,301
4,554	Starwood Hotels & Resorts Worldwide, Inc.	107,519
1,766	Tim Hortons, Inc.	47,841
8,996	Wendy’s/Arby’s Group, Inc. Class A	41,202
See notes to schedule of investments.

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
Hotels Restaurants & Leisure (continued)—2.1%
1,100	WMS Industries, Inc. *	$39,776
1,634	Wynn Resorts Ltd. *	83,612

		627,098

Household Durables—1.9%
1,467	Fortune Brands, Inc.	58,049
1,735	Harman International Industries, Inc.	42,820
3,823	Leggett & Platt, Inc.	66,329
1,356	Mohawk Industries, Inc. *	69,942
6,772	Newell Rubbermaid, Inc.	87,156
124	NVR, Inc. *	74,543
5,023	Pulte Homes, Inc. *	57,112
1,929	Stanley Works	77,449
721	Whirlpool Corp.	41,162

		574,562

Household Products—0.3%
1,357	Clorox Co.	82,791

Independent Power Producers & Energy Traders—0.8%
1,940	Constellation Energy Group, Inc.	55,678
14,600	Dynegy, Inc. Class A *	29,346
2,271	Mirant Corp. *	41,014
2,589	NRG Energy, Inc. *	70,447
721	Ormat Technologies, Inc.	28,544

		225,029

Industrial Conglomerates—0.5%
5,575	McDermott International, Inc. *	108,936
3,921	Textron, Inc.	52,698

		161,634

Insurance—3.9%
1,209	Allied World Assurance Co. Holdings Ltd.	52,543
978	Arthur J Gallagher & Co.	22,396
2,664	Assurant, Inc.	67,985
1,139	Brown & Brown, Inc.	21,846
1,214	Endurance Specialty Holdings Ltd.	40,511
873	Erie Indemnity Co.	32,694
1,613	First American Corp.	47,664
1,248	Hanover Insurance Group, Inc.	49,059
3,175	Hartford Financial Services Group, Inc.	52,356
5,099	Marsh & McLennan Cos, Inc.	104,123
5,890	MBIA, Inc. *	24,679
259	Mercury General Corp.	9,083
167	Odyssey Re Holdings Corp.	7,715
1,381	PartnerRe Ltd.	94,723
See notes to schedule of investments.

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
Insurance (continued)—3.9%
3,194	Principal Financial Group, Inc.	$75,698
6,645	Progressive Corp. *	103,529
1,776	Reinsurance Group of America, Inc.	73,704
495	StanCorp Financial Group, Inc.	17,038
808	Torchmark Corp.	31,560
266	Transatlantic Holdings, Inc.	12,584
3,233	Unum Group	60,683
76	White Mountains Insurance Group Ltd.	19,608
3,278	WR Berkley Corp.	76,148
3,338	XL Capital Ltd. Class A	46,999

		1,144,928

Internet & Catalog Retail—0.6%
1,792	Expedia, Inc. *	37,112
995	priceline.com, Inc. *	128,972

		166,084

Internet Software & Services—0.8%
4,217	Akamai Technologies, Inc. *	69,327
926	Equinix, Inc. *	75,683
2,662	IAC/InterActiveCorp *	49,007
732	Sohu.com, Inc. *	44,776

		238,793

IT Services—2.5%
567	Alliance Data Systems Corp. *	28,917
2,851	Cognizant Technology Solutions Corp. Class A *	84,361
3,696	Computer Sciences Corp. *	178,036
938	DST Systems, Inc. *	41,582
4,665	Fidelity National Information Services, Inc.	109,254
1,784	Fiserv, Inc. *	84,579
785	Global Payments, Inc.	33,206
993	Lender Processing Services, Inc.	33,941
1,081	Metavante Technologies, Inc. *	33,295
4,172	Paychex, Inc.	110,558

		737,729

Leisure Equipment & Products—0.3%
4,246	Mattel, Inc.	74,645

Life Sciences Tools & Services—1.4%
3,002	Illumina, Inc. *	108,493
1,705	Life Technologies Corp. *	77,629
822	Mettler-Toledo International, Inc. *	69,097
2,845	PerkinElmer, Inc.	50,157
See notes to schedule of investments.

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
Life Sciences Tools & Services (continued)—1.4%
2,562	Pharmaceutical Product Development, Inc.	$53,213
909	Techne Corp.	58,012

		416,601

Machinery—3.3%
901	AGCO Corp. *	28,345
1,450	Crane Co.	30,769
4,924	Cummins, Inc.	211,781
1,883	Donaldson Co., Inc.	71,573
4,539	Dover Corp.	154,371
1,615	Eaton Corp.	83,851
784	Harsco Corp.	21,568
2,494	Joy Global, Inc.	92,727
1,531	Navistar International Corp. *	60,536
2,860	Parker Hannifin Corp.	126,641
945	Timken Co.	19,259
1,044	Toro Co.	36,185
1,165	Wabtec Corp.	39,202

		976,808

Media—1.8%
2,290	Cablevision Systems Corp.	46,876
5,929	CBS Corp. Class B †	48,559
2,745	Discovery Communications, Inc. Class C *	61,488
4,416	DISH Network Corp. Class A *	74,851
8,066	Gannett Co., Inc.	56,462
1,260	Interactive Data Corp.	28,665
5,613	Liberty Global, Inc. Class A *	117,593
3,069	McGraw-Hill Cos, Inc.	96,213

		530,707

Metals & Mining—0.8%
1,493	Carpenter Technology Corp.	27,904
2,745	Commercial Metals Co.	45,402
1,206	Reliance Steel & Aluminum Co.	40,654
353	Royal Gold, Inc.	14,501
2,932	Steel Dynamics, Inc.	47,968
1,399	United States Steel Corp.	55,611

		232,040

Multiline Retail—0.8%
2,170	JC Penney Co., Inc.	65,426
4,104	Macy’s, Inc.	57,087
1,610	Nordstrom, Inc.	42,568
1,214	Sears Holdings Corp. *	80,536

		245,617

See notes to schedule of investments.

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
Multi-Utilities—3.4%
2,084	Ameren Corp.	$52,996
3,408	Centerpoint Energy, Inc.	41,066
2,679	Consolidated Edison, Inc.	105,445
1,599	DTE Energy Co.	55,102
6,699	NiSource, Inc.	86,350
2,606	NSTAR	83,653
2,342	OGE Energy Corp.	70,494
2,972	SCANA Corp.	105,060
2,384	Sempra Energy	124,993
1,140	Wisconsin Energy Corp.	48,986
11,116	Xcel Energy, Inc.	221,654

		995,799

Oil, Gas & Consumable Fuels—3.9%
2,032	Cimarex Energy Co.	72,705
1,041	CNX Gas Corp. *	30,595
910	Comstock Resources, Inc. *	35,035
1,456	Concho Resources, Inc. *	44,699
6,841	El Paso Corp.	68,820
1,287	Encore Acquisition Co. *	45,817
1,861	Murphy Oil Corp.	108,310
1,295	Newfield Exploration Co. *	50,932
2,240	Noble Energy, Inc.	136,909
816	Overseas Shipholding Group, Inc.	28,030
2,690	PetroHawk Energy Corp. *	65,313
2,930	Plains Exploration & Production Co. *	83,945
3,245	Quicksilver Resources, Inc. *	37,188
1,528	Range Resources Corp.	70,914
13,059	Spectra Energy Corp.	239,763
609	St. Mary Land & Exploration Co.	14,537
1,466	Teekay Corp.	26,095

		1,159,607

Paper & Forest Products—0.9%
10,545	International Paper Co.	198,351
4,175	MeadWestvaco Corp.	81,371

		279,722

Personal Products—0.7%
6,378	Avon Products, Inc.	206,520

Pharmaceuticals—0.8%
4,986	Forest Laboratories, Inc. *	128,788
665	Valeant Pharmaceuticals International *	17,157
2,572	Watson Pharmaceuticals, Inc. *	89,326

		235,271

See notes to schedule of investments.

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
Professional Services—1.2%
1,297	Dun & Bradstreet Corp.	$93,371
1,231	Equifax, Inc.	32,068
1,252	FTI Consulting, Inc. *	68,146
1,037	IHS, Inc. Class A*	51,788
1,533	Manpower, Inc.	73,507
1,491	Robert Half International, Inc.	36,962

		355,842

Real Estate Investment Trusts—4.0%
995	Alexandria Real Estate Equities, Inc.	37,919
1,428	AMB Property Corp.	28,289
5,313	Annaly Capital Management, Inc.	89,524
780	AvalonBay Communities, Inc.	45,396
1,183	Boston Properties, Inc.	62,581
4,274	Brandywine Realty Trust	34,961
3,586	Douglas Emmett, Inc.	36,434
4,820	Equity Residential	115,680
670	Essex Property Trust, Inc.	43,557
627	Federal Realty Investment Trust	35,770
3,673	Kimco Realty Corp.	36,142
764	Mack-Cali Realty Corp.	21,323
1,005	Nationwide Health Properties, Inc.	29,165
1,311	Public Storage	95,139
1,926	Rayonier, Inc.	75,095
910	Regency Centers Corp.	29,193
832	SL Green Realty Corp.	21,449
1,323	Taubman Centers, Inc.	35,205
1,469	UDR, Inc.	15,351
3,818	Ventas, Inc.	134,775
2,340	Vornado Realty Trust	119,387
2,581	Weingarten Realty Investors	39,825

		1,182,160

Real Estate Management & Services—0.3%
340	Jones Lang LaSalle, Inc.	12,906
2,256	St. Joe Co. *	63,529

		76,435

Road & Rail—0.2%
2,132	J.B. Hunt Transport Services, Inc.	59,589

Semiconductors & Semiconductor Equipment—3.3%
2,843	Analog Devices, Inc.	77,813
2,169	Cree, Inc. *	69,538
2,816	Fairchild Semiconductor International, Inc. *	24,865
3,527	Integrated Device Technology, Inc. *	23,878
2,982	Intersil Corp. Class A	42,851
1,657	KLA-Tencor Corp.	52,825
See notes to schedule of investments.

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
Semiconductors & Semiconductor Equipment (continued)—3.3%
1,234	Lam Research Corp. *	$37,094
2,181	MEMC Electronic Materials, Inc. *	38,429
4,461	Microchip Technology, Inc.	120,135
13,861	Micron Technology, Inc. *	88,572
5,601	National Semiconductor Corp.	84,351
2,382	Novellus Systems, Inc. *	46,616
5,331	NVIDIA Corp. *	68,930
5,433	PMC — Sierra, Inc. *	49,712
1,020	Rambus, Inc. *	17,269
3,090	Teradyne, Inc. *	24,349
1,784	Varian Semiconductor Equipment Associates, Inc. *	57,159
2,675	Xilinx, Inc.	58,021

		982,407

Software—2.3%
2,139	ANSYS, Inc. *	66,865
4,195	Autodesk, Inc. *	91,493
1,804	BMC Software, Inc. *	61,390
1,766	Citrix Systems, Inc. *	62,870
6,321	Electronic Arts, Inc. *	135,711
3,153	Intuit, Inc. *	93,644
785	Micros Systems, Inc. *	21,501
2,121	Nuance Communications, Inc. *	27,997
1,844	Red Hat, Inc. *	42,099
2,467	Rovi Corp. *	64,537
812	Sybase, Inc. *	29,070

		697,177

Specialty Retail—2.8%
988	Advance Auto Parts, Inc.	45,675
313	AutoZone, Inc. *	48,067
2,546	Bed Bath & Beyond, Inc. *	88,474
5,377	Carmax, Inc. *	86,731
2,095	Dick’s Sporting Goods, Inc. *	41,586
2,588	Ltd. Brands, Inc.	33,489
3,074	PetSmart, Inc.	68,765
1,238	Ross Stores, Inc.	54,583
968	Sherwin-Williams Co.	55,902
2,081	Signet Jewelers Ltd *	45,948
3,023	Tiffany & Co.	90,176
4,034	TJX Cos, Inc.	146,153
1,664	Williams-Sonoma, Inc.	23,396

		828,945

Textiles, Apparel & Luxury Goods—0.9%
3,098	Coach, Inc.	91,670
See notes to schedule of investments.

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
Textiles, Apparel & Luxury Goods (continued)—0.9%
1,054	Polo Ralph Lauren Corp.	$66,455
1,779	VF Corp.	115,083

		273,208

Thrifts & Mortgage Finance—0.4%
3,652	First Niagara Financial Group, Inc.	48,024
5,822	Hudson City Bancorp, Inc.	81,857

		129,881

Tobacco—0.4%
1,641	Lorillard, Inc.	120,975

Trading Companies & Distributors—0.1%
594	GATX Corp.	14,981
1,280	WESCO International, Inc. *	31,603

		46,584

Water Utilities—0.1%
1,712	American Water Works Co. Inc.	33,744

Wireless Telecommunication Services—0.7%
2,839	Crown Castle International Corp. *	81,593
1,438	Leap Wireless International, Inc. *	34,440
3,193	NII Holdings, Inc. *	73,503
673	US Cellular Corp. *	24,107

		213,643

	TOTAL COMMON STOCKS (Cost $20,964,669)	$24,276,931

SHORT TERM INVESTMENTS—15.6%
MONEY MARKET FUNDS—15.6%
3,465,911	AIM Short Term Investment Treasury, 0.05% (a)	3,465,911
1,149,133	AIM Short Term Investment Treasury (Collateral), 0.05% (a)	1,149,133

	TOTAL SHORT TERM INVESTMENTS (Cost $4,615,044)	$4,615,044

	TOTAL INVESTMENTS (Cost $25,579,713)—97.7%	$28,891,975
	Other Assets in Excess of Liabilities—2.3%	687,408

	TOTAL NET ASSETS—100.0%	$29,579,383

Percentages are stated as a percentage of net assets.

(*)	Non- Income producing security.

(†)	Non- Voting shares

(a)	Represents annualized seven-day yield at July 31, 2009.
See notes to schedule of investments.

Direxion Daily Mid Cap Bull 3X Shares
Swap Equity Contracts
July 31, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Credit Suisse Capital, LLC	Russell Midcap Index	84,965	$58,926,153	1/27/2011	$608,823
Morgan Stanley Capital Services	Russell Midcap Index	7,000	4,547,781	8/3/2010	357,119

			$63,473,934		$965,942

Direxion Daily Mid Cap Bear 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS—131.7%
MONEY MARKET FUNDS—131.7%
5,130,436	AIM Short Term Investment Treasury, 0.05% (a)	$5,130,436
11,004,908	AIM Short Term Investment Treasury (Collateral), 0.05% (a)	11,004,908

	TOTAL SHORT TERM INVESTMENTS (Cost $16,135,344)	$16,135,344

	TOTAL INVESTMENTS (Cost $16,135,344)—131.7%	$16,135,344
	Liabilities in Excess of Other Assets—(31.7%)	(3,887,624)

	TOTAL NET ASSETS—100.0%	$12,247,720

Percentages are stated as a percentage of net assets.

(a)	Represents annualized seven-day yield at July 31, 2009.
Direxion Daily Mid Cap Bear 3X Shares
Short Equity Swap Contracts
July 31, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital, LLC	Russell Midcap Index	40,215	$25,002,323	1/10/2011	$(3,176,327)
Morgan Stanley Capital Services	Russell Midcap Index	12,200	7,889,557	8/3/2010	(658,984)

			$32,891,880		$(3,835,311)

See notes to schedule of investments.

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
COMMON STOCKS—88.4%
Aerospace & Defense—1.7%
31,589	AAR Corp. *	$604,298
4,298	Aerovironment, Inc. *	122,235
13,125	Astronics Corp. *	143,719
2,557	Axsys Technologies, Inc. *	137,234
35,626	Curtiss-Wright Corp.	1,176,726
6,082	HEICO CORP.	224,608
25,422	Hexcel Corp. *	259,559
11,206	Moog, Inc. Class A *	302,114
14,857	Orbital Sciences Corp. *	201,164
9,488	Teledyne Technologies, Inc. *	310,542
4,389	Triumph Group, Inc.	175,297

		3,657,496

Air Freight & Logistics—0.1%
9,915	Dynamex, Inc. *	154,377
63,679	Pacer International, Inc.	157,923

		312,300

Airlines—0.6%
4,040	Allegiant Travel Co. *	174,972
53,945	Hawaiian Holdings, Inc. *	344,709
60,638	JetBlue Airways Corp. *	309,860
62,065	UAL Corp. *	255,708
34,720	US Airways Group, Inc. *	101,730

		1,186,979

Auto Components—0.5%
13,864	Amerigon, Inc. *	116,596
111,560	Dana Holding Corp. *	391,575
11,725	Fuel Systems Solutions, Inc. *	294,063
8,545	Spartan Motors, Inc.	59,815
6,088	Superior Industries International, Inc.	96,069

		958,118

Biotechnology—2.7%
24,886	Alkermes, Inc. *	256,824
94,319	AVI BioPharma, Inc. *	216,934
6,465	Facet Biotech Corp. *	57,021
34,322	Geron Corp. *	275,262
42,505	Idenix Pharmaceuticals, Inc. *	161,519
56,779	Incyte Corp. *	295,251
24,523	Isis Pharmaceuticals, Inc. *	448,280
92,792	Ligand Pharmaceuticals, Inc. Class B *	262,601
33,850	Medarex, Inc. *	537,199
5,107	Metabolix, Inc. *	47,291
27,508	Nanosphere, Inc. *	194,206
See notes to schedule of investments.

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
Biotechnology (continued)—2.7%
38,779	NPS Pharmaceuticals, Inc. *	$150,850
73,722	Opko Health, Inc. *	167,349
33,479	Orexigen Therapeutics, Inc. *	273,858
17,748	Osiris Therapeutics, Inc. *	215,993
64,403	Oxigene, Inc. *	96,605
59,780	PDL BioPharma, Inc.	491,989
6,409	Pharmasset, Inc. *	98,635
32,732	Poniard Pharmaceuticals, Inc. *	235,998
16,599	Regeneron Pharmaceuticals, Inc. *	355,883
29,960	Rigel Pharmaceuticals, Inc. *	249,567
70,427	StemCells, Inc. *	119,022
24,473	Vanda Pharmaceuticals, Inc. *	371,990
9,870	Zymogenetics, Inc. *	55,272

		5,635,399

Building Products—0.4%
13,392	AAON, Inc.	262,618
39,034	Builders FirstSource, Inc. *	228,739
9,915	Quanex Building Products Corp.	117,889
5,050	Universal Forest Products, Inc.	225,432

		834,678

Capital Markets—1.5%
56,735	American Capital Ltd.	204,813
37,452	Apollo Investment Corp.	266,658
25,584	Ares Capital Corp.	231,024
22,279	BlackRock Kelso Capital Corp.	188,035
6,167	Cohen & Steers, Inc.	112,671
2,744	Evercore Partners, Inc. Class A	53,974
29,142	FBR Capital Markets Corp. *	149,207
1,879	GAMCO Investors, Inc. Class A	85,776
33,718	GFI Group, Inc.	217,481
9,303	Hercules Technology Growth Capital, Inc.	91,076
24,480	Knight Capital Group, Inc. Class A *	454,595
13,509	Kohlberg Capital Corp.	80,379
48,362	MCG Capital Corp. *	165,882
11,120	optionsXpress Holdings, Inc.	200,938
5,136	Penson Worldwide, Inc. *	59,937
29,178	Prospect Capital Corp.	291,780
0	TD Ameritrade Holding Corp. *†	6
33,364	TradeStation Group, Inc. *	249,896

		3,104,128

Chemicals—2.4%
20,442	Arch Chemicals, Inc.	542,735
14,967	Balchem Corp.	415,334
12,794	H.B. Fuller Co.	257,927
17,045	Innophos Holdings, Inc.	320,105
See notes to schedule of investments.

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
Chemicals (continued)—2.4%
16,682	Koppers Holdings, Inc.	$465,595
24,424	Landec Corp. *	154,360
2,651	NewMarket Corp.	200,548
48,756	PolyOne Corp. *	209,163
11,889	Quaker Chemical Corp.	214,002
17,331	Rockwood Holdings, Inc. *	310,572
20,792	Sensient Technologies Corp.	523,750
36,765	ShengdaTech, Inc. *	190,810
14,631	Westlake Chemical Corp.	365,629
33,671	W.R. Grace & Co. *	559,949
21,507	Zep, Inc.	345,833

		5,076,312

Commercial Banks—4.4%
1,081	Alliance Financial Corp.	30,690
5,559	Bank of Marin Bancorp	177,332
25,685	Banner Corp.	102,997
6,237	Camden National Corp.	209,376
23,105	Cardinal Financial Corp.	179,988
4,204	City Holding Co.	135,453
16,468	Columbia Banking System, Inc.	199,922
26,729	Community Bank System, Inc.	484,597
9,908	Community Trust Bancorp, Inc.	269,002
23,641	F.N.B. Corp.	183,454
54,591	First BanCorp	169,232
22,398	First Commonwealth Financial Corp.	149,395
16,198	Glacier Bancorp, Inc.	252,203
8,752	Great Southern Bancorp, Inc.	183,792
9,903	Hampton Roads Bankshares, Inc.	51,000
8,375	Hancock Holding Co.	338,266
35,879	Harleysville National Corp.	196,617
5,507	Independent Bank Corp.	117,464
38,377	Investors Bancorp, Inc. *	379,549
18,034	Lakeland Bancorp, Inc.	163,027
47,103	National Penn Bancshares, Inc.	234,573
10,212	NBT Bancorp, Inc.	234,263
20,781	Old Second Bancorp, Inc.	105,152
15,963	Oriental Financial Group, Inc.	225,238
46,528	Pacific Capital Bancorp	98,639
20,897	PacWest Bancorp	336,024
8,976	Park National Corp.	572,219
9,192	PrivateBancorp, Inc.	228,237
12,141	Prosperity Bancshares, Inc.	406,845
10,274	Suffolk Bancorp	303,083
23,960	Sun Bancorp, Inc. *	107,101
70,402	Susquehanna Bancshares, Inc.	370,315
9,702	SVB Financial Group *	341,996
3,014	S.Y. Bancorp, Inc.	74,084
2,174	Tompkins Financial Corp.	96,700
32,495	Trustmark Corp.	646,650
See notes to schedule of investments.

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
Commercial Banks (continued)—4.4%
14,835	United Bankshares, Inc.	$300,557
7,686	Westamerica Bancorporation	401,670
6,313	Wintrust Financial Corp.	165,085

		9,221,787

Commercial Services & Supplies—2.2%
14,999	American Ecology Corp.	244,934
27,727	American Reprographics Co. *	239,839
16,054	Bowne & Co., Inc.	128,917
12,726	Cenveo, Inc. *	61,467
5,362	Clean Harbors, Inc. *	279,736
10,185	Comfort Systems USA, Inc.	119,979
8,849	Consolidated Graphics, Inc. *	161,937
24,778	Deluxe Corp.	387,776
19,882	EnergySolutions, Inc.	171,184
11,400	Healthcare Services Group, Inc.	212,838
43,909	Herman Miller, Inc.	729,327
11,819	HNI Corp.	263,327
12,921	Mine Safety Appliances Co.	362,951
9,339	Mobile Mini, Inc. *	151,105
12,545	Multi-Color Corp.	195,953
9,401	Standard Parking Corp. *	158,783
9,123	SYKES Enterprises, Inc. *	181,548
4,959	Team, Inc. *	72,203
15,859	Tetra Tech, Inc. *	477,672

		4,601,476

Communications Equipment—3.1%
102,034	3Com Corp. *	384,668
31,722	Acme Packet, Inc. *	318,489
26,028	ADC Telecommunications, Inc. *	189,484
14,549	Adtran, Inc.	351,504
25,843	Airvana, Inc. *	160,485
8,906	Anaren, Inc. *	160,130
22,012	Avocent Corp. *	341,406
4,797	DG FastChannel, Inc. *	100,689
91,240	Extreme Networks *	207,115
7,369	Hughes Communications, Inc. *	191,594
25,917	Ixia *	195,414
3,680	KVH Industries, Inc. *	29,918
28,065	Netgear, Inc. *	477,386
21,973	Oplink Communications, Inc. *	279,497
36,298	Palm, Inc. *	570,968
45,764	Parkervision, Inc. *	139,580
22,075	Polycom, Inc. *	524,281
26,875	ShoreTel, Inc. *	231,663
12,909	Starent Networks Corp. *	309,558
54,338	Tekelec *	999,275
See notes to schedule of investments.

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
Communications Equipment (continued)—3.1%
17,331	Viasat, Inc. *	$467,937

		6,631,041

Computers & Peripherals—0.5%
39,709	Adaptec, Inc. *	105,626
5,206	Compellent Technologies, Inc. *	82,723
31,680	Immersion Corp. *	133,690
24,685	Novatel Wireless, Inc. *	234,014
31,926	Silicon Graphics International Corp. *	160,269
22,127	Super Micro Computer, Inc. *	175,688
9,033	Synaptics, Inc. *	216,521

		1,108,531

Construction & Engineering—0.7%
10,270	Dycom Industries, Inc. *	130,737
17,332	EMCOR Group, Inc. *	418,048
38,474	Furmanite Corp. *	175,057
32,843	Great Lakes Dredge & Dock Corp.	190,161
5,121	Layne Christensen Co. *	121,521
2,067	Michael Baker Corp. *	88,158
5,678	Orion Marine Group, Inc. *	126,960
14,053	Pike Electric Corp. *	147,978

		1,398,620

Construction Materials—0.1%
71,006	U.S. Concrete, Inc. *	139,172

Consumer Finance—0.4%
13,873	Cash America International, Inc.	370,825
12,937	First Cash Financial Services, Inc. *	243,216
6,699	Nelnet, Inc. Class A *	95,729
4,984	World Acceptance Corp. *	118,220

		827,990

Containers & Packaging—0.4%
73,968	Boise, Inc. *	176,044
18,209	Myers Industries, Inc.	179,177
10,098	Rock-Tenn Co. Class A	454,005

		809,226

Distributors—0.0% ††
3,725	Core-Mark Holding Co., Inc. *	100,054

Diversified Consumer Services—1.2%
4,779	American Public Education, Inc. *	169,033
11,880	Capella Education Co. *	764,596
See notes to schedule of investments.

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
Diversified Consumer Services (continued)—1.2%
21,078	Corinthian Colleges, Inc. *	$325,444
19,271	K12, Inc. *	361,717
1,941	Pre-Paid Legal Services, Inc. *	94,663
35,807	Regis Corp.	489,124
17,640	Sotheby’s	265,835
5,201	Universal Technical Institute, Inc. *	82,540

		2,552,952

Diversified Financial Services—0.3%
17,605	Fifth Street Finance Corp.	182,212
6,804	Financial Federal Corp.	137,985
63,948	NewStar Financial, Inc. *	172,020
4,961	Pico Holdings, Inc. *	150,467
94	Teton Advisors, Inc. Class B **	0

		642,684

Diversified Telecommunication—0.5%
26,943	Alaska Communications Systems Group, Inc.	199,648
2,354	Atlantic Tele-Network, Inc.	98,703
16,123	Neutral Tandem, Inc. *	499,813
86,649	PAETEC Holding Corp. *	254,748

		1,052,912

Electric Utilities—1.7%
49,309	Cleco Corp.	1,168,130
36,676	El Paso Electric Co.	554,174
38,486	IDACORP, Inc.	1,066,832
22,810	PNM Resources, Inc.	278,282
28,429	Portland General Electric Co.	541,004

		3,608,422

Electrical Equipment—2.0%
10,773	Acuity Brands, Inc.	317,911
11,432	American Superconductor Corp. *	367,767
12,260	Baldor Electric Co.	315,818
12,265	Belden, Inc.	215,128
12,613	Brady Corp. Class A	370,948
49,452	Evergreen Solar, Inc. *	103,849
6,074	Franklin Electric Co., Inc.	196,798
31,667	GrafTech International Ltd. *	434,788
11,834	Harbin Electric, Inc. *	187,214
20,318	II-VI, Inc. *	487,429
18,475	Polypore International, Inc. *	228,166
2,047	Powell Industries, Inc. *	72,976
9,432	Regal-Beloit Corp.	437,268
75,146	Valence Technology, Inc. *	137,517
See notes to schedule of investments.

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
Electrical Equipment (continued)—2.0%
15,880	Woodward Governor Co.	$311,883

		4,185,460

Electronic Equipment, Instruments—1.5%
16,050	Anixter International, Inc. *	549,232
13,180	Brightpoint, Inc. *	78,289
10,237	Checkpoint Systems, Inc. *	177,407
10,442	Cognex Corp.	172,293
14,892	Comverge, Inc. *	195,979
7,194	Electro Scientific Industries, Inc. *	94,241
4,412	FARO Technologies, Inc. *	78,092
12,074	Insight Enterprises, Inc. *	124,362
23,715	IPG Photonics Corp. *	254,462
5,720	Littelfuse, Inc. *	133,848
22,134	Maxwell Technologies, Inc. *	313,417
24,448	PC Connection, Inc. *	140,332
19,097	PC Mall, Inc. *	165,953
23,601	Rofin-Sinar Technologies, Inc. *	512,378
5,069	SYNNEX Corp. *	144,061

		3,134,346

Energy Equipment & Services—1.7%
7,677	Bristow Group, Inc. *	254,109
49,574	Complete Production Services, Inc. *	409,481
7,656	Dril-Quip, Inc. *	323,772
12,123	Gulf Island Fabrication, Inc.	175,784
8,255	Gulfmark Offshore, Inc. *	264,077
23,181	Hercules Offshore, Inc. *	109,878
18,710	Hornbeck Offshore Services, Inc. *	407,504
6,745	Lufkin Industries, Inc.	306,223
5,245	NATCO Group, Inc. Series A *	189,135
6,742	OYO Geospace Corp. *	160,999
69,501	Parker Drilling Co. *	321,095
36,248	Pioneer Drilling Co. *	158,766
22,979	RPC, Inc.	188,887
3,308	T-3 Energy Services, Inc. *	44,823
29,353	TGC Industries, Inc. *	133,850
10,396	Willbros Group, Inc. *	143,361

		3,591,744

Food & Staples Retailing—0.8%
14,858	Andersons, Inc.	478,725
13,384	Casey’s General Stores, Inc.	367,123
11,676	Susser Holdings Corp. *	137,427
11,307	United Natural Foods, Inc. *	305,628
2,901	Weis Markets, Inc.	95,936
15,724	Winn-Dixie Stores, Inc. *	222,809

		1,607,648

See notes to schedule of investments.

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
Food Products—1.1%
5,201	Alico, Inc.	$164,560
2,103	American Dairy, Inc. *	56,108
21,651	Darling International, Inc. *	152,856
4,390	Diamond Foods, Inc.	123,798
28,094	Fresh Del Monte Produce, Inc. *	601,492
13,095	Imperial Sugar Co.	174,033
11,566	J&J Snack Foods Corp.	501,270
5,054	Lancaster Colony Corp.	230,159
5,351	Sanderson Farms, Inc.	217,679
5,177	Zhongpin, Inc. *	62,279

		2,284,234

Gas Utilities—1.2%
5,597	Chesapeake Utilities Corp.	185,541
18,775	New Jersey Resources Corp.	724,715
33,966	Nicor, Inc.	1,237,720
19,351	Piedmont Natural Gas Co. Inc.	476,422

		2,624,398

Health Care Equipment & Supplies—3.5%
31,166	Abiomed, Inc. *	235,303
26,804	Align Technology, Inc. *	292,432
6,586	Analogic Corp.	249,675
24,913	Conceptus, Inc. *	418,289
7,648	Conmed Corp. *	134,452
26,982	CryoLife, Inc. *	137,069
22,315	Cyberonics, Inc. *	370,652
17,485	Cynosure, Inc. Class A *	168,905
6,749	Haemonetics Corp. *	398,258
8,312	ICU Medical, Inc. *	323,586
24,230	Insulet Corp. *	162,341
23,584	Invacare Corp.	481,114
16,772	Mako Surgical Corp. *	146,923
10,670	Meridian Bioscience, Inc.	234,953
24,890	Natus Medical, Inc. *	338,504
9,598	NuVasive, Inc. *	397,261
13,962	Orthofix International NV *	388,981
16,585	Palomar Medical Technologies, Inc. *	247,780
6,427	SonoSite, Inc. *	151,484
34,856	Stereotaxis, Inc. *	157,549
27,073	STERIS Corp.	760,210
12,237	Synovis Life Technologies, Inc. *	189,062
14,869	Thoratec Corp. *	373,807
8,626	West Pharmaceutical Services, Inc.	314,849
17,212	Zoll Medical Corp. *	317,217

		7,390,656

See notes to schedule of investments.

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
Health Care Providers & Services—3.3%
2,860	Air Methods Corp. *	$84,113
13,928	AMERIGROUP Corp. *	343,743
18,917	AmSurg Corp. *	390,069
9,653	Bio-Reference Labs, Inc. *	309,475
36,395	Capital Senior Living Corp. *	179,063
9,655	Catalyst Health Solutions, Inc. *	248,906
5,761	Corvel Corp. *	140,684
25,123	Cross Country Healthcare, Inc. *	209,777
19,622	Emeritus Corp. *	228,596
17,619	Hanger Orthopedic Group, Inc. *	241,733
39,394	Health Grades, Inc. *	188,303
23,253	Healthsouth Corp. *	334,843
27,502	Healthways, Inc. *	405,379
6,811	HMS Holdings Corp. *	261,542
13,137	IPC The Hospitalist Co., Inc. *	365,865
12,274	Kindred Healthcare, Inc. *	172,327
2,837	MWI Veterinary Supply, Inc. *	108,884
25,469	Owens & Minor, Inc.	1,128,278
41,962	PSS World Medical, Inc. *	848,052
14,807	Psychiatric Solutions, Inc. *	400,085
4,897	RehabCare Group, Inc. *	117,822
21,396	Skilled Healthcare Group, Inc., Class A *	176,731
67,463	Sunrise Senior Living, Inc. *	157,863

		7,042,133

Health Care Technology—0.4%
14,792	Eclipsys Corp. *	269,214
26,218	Omnicell, Inc. *	327,201
24,263	Phase Forward, Inc. *	344,535

		940,950

Hotels Restaurants & Leisure—2.5%
6,741	Ameristar Casinos, Inc.	125,989
14,343	Bally Technologies, Inc. *	519,360
5,161	BJ’s Restaurants, Inc. *	82,989
50,607	Bluegreen Corp. *	140,181
13,774	Buffalo Wild Wings, Inc. *	555,781
6,232	California Pizza Kitchen, Inc. *	102,828
6,064	CEC Entertainment, Inc. *	176,887
29,332	Cheesecake Factory, Inc. *	568,161
2,502	Churchill Downs, Inc.	93,825
24,451	Domino’s Pizza, Inc. *	200,987
29,361	Dover Downs Gaming & Entertainment, Inc.	160,605
40,396	Jack in the Box, Inc. *	852,355
36,345	Morgans Hotel Group Co. *	176,637
10,272	Peet’s Coffee & Tea, Inc. *	282,172
6,243	P.F. Chang’s China Bistro, Inc. *	211,700
45,793	Pinnacle Entertainment, Inc. *	459,304
13,905	Ruby Tuesday, Inc. *	104,009
15,991	Sonic Corp. *	176,381
See notes to schedule of investments.

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
Hotels Restaurants & Leisure (continued)—2.5%
7,746	Vail Resorts, Inc. *	$221,613
44,567	Youbet.com, Inc. *	160,887

		5,372,651

Household Durables—1.3%
39,707	American Greetings Corp. Class A	626,180
3,466	Blyth, Inc.	147,062
48,577	Furniture Brands International, Inc.	194,794
7,856	Helen of Troy Ltd. *	170,868
13,557	La-Z-Boy, Inc.	91,781
8,251	Meritage Homes Corp. *	176,571
1,261	National Presto Industries, Inc.	101,334
86,214	Standard Pacific Corp. *	296,576
19,722	Tempur-Pedic International, Inc.	292,477
16,490	Tupperware Brands Corp.	561,815

		2,659,458

Household Products—0.1%
7,395	Orchids Paper Products Co. *	168,976
4,432	WD-40 Co.	133,979

		302,955

Industrial Conglomerates—0.1%
202	Seaboard Corp.	221,190

Insurance—2.8%
11,034	American Safety Insurance Holdings Ltd. *	181,289
150,825	Conseco, Inc. *	469,066
6,515	eHealth, Inc. *	105,804
38,109	Employers Holdings, Inc.	530,477
8,915	First Mercury Financial Corp.	128,822
6,100	FPIC Insurance Group, Inc. *	209,535
13,416	Greenlight Capital Re Ltd. Class A *	245,915
32,358	Hilltop Holdings, Inc. *	388,296
11,195	Infinity Property & Casualty Corp.	465,040
14,734	IPC Holdings Ltd.	426,402
5,315	Kansas City Life Insurance Co.	167,104
13,141	Maiden Holdings Ltd.	100,003
12,150	Max Capital Group Ltd.	242,636
15,128	Meadowbrook Insurance Group, Inc.	119,662
22,733	Montpelier Re Holdings Ltd.	356,453
9,932	NYMAGIC, Inc.	171,724
17,703	SeaBright Insurance Holdings, Inc. *	172,073
43,119	Selective Insurance Group	644,198
10,649	Tower Group, Inc.	265,906
See notes to schedule of investments.

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
Insurance (continued)—2.8%
29,567	United America Indemnity Ltd. Class A *	$159,957
18,083	United Fire & Casualty Co.	303,975

		5,854,337

Internet & Catalog Retail—0.1%
24,299	Gaiam, Inc. Class A *	121,738
13,017	Orbitz Worldwide, Inc. *	33,844

		155,582

Internet Software & Services—2.1%
33,333	Art Technology Group, Inc. *	126,332
10,816	Bankrate, Inc. *	310,419
6,309	Constant Contact, Inc. *	142,646
10,053	Digital River, Inc. *	355,374
85,144	EarthLink, Inc.	719,467
20,468	GSI Commerce, Inc. *	373,336
16,772	Liquidity Services, Inc. *	192,543
39,526	Marchex, Inc. Class B	173,124
6,801	MercadoLibre, Inc. *	196,005
41,541	ModusLink Global Solutions, Inc. *	296,187
31,281	NIC, Inc.	237,423
12,975	Travelzoo, Inc. *	177,109
22,901	ValueClick, Inc. *	263,362
11,133	VistaPrint Ltd. *	459,236
14,489	Vocus, Inc. *	243,705
95,919	Zix Corp. *	158,266

		4,424,534

IT Services—2.6%
29,208	Ciber, Inc. *	96,678
28,671	CSG Systems International, Inc. *	478,232
18,192	Cybersource Corp. *	315,449
12,810	Euronet Worldwide, Inc. *	269,522
15,858	ExlService Holdings, Inc. *	205,837
15,601	Gartner, Inc. *	266,777
9,865	Heartland Payment Systems, Inc.	105,161
24,867	iGate Corp.	180,286
14,283	MAXIMUS, Inc.	608,742
5,428	NCI, Inc. Class A *	172,013
59,017	Perot Systems Corp. Class A *	943,093
22,662	RightNow Technologies, Inc. *	272,850
10,974	SRA International, Inc. Class A *	216,188
19,008	Startek, Inc. *	179,626
8,547	TeleTech Holdings, Inc. *	142,906
20,570	TNS, Inc. *	471,670
See notes to schedule of investments.

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
IT Services (continued)—2.6%
18,664	Virtusa Corp. *	$173,948
10,100	Wright Express Corp. *	285,628

		5,384,606

Leisure Equipment & Products—0.7%
23,227	Brunswick Corp.	166,770
70,624	Eastman Kodak Co.	209,753
27,357	Leapfrog Enterprises, Inc. *	77,967
8,061	Polaris Industries, Inc.	305,270
12,737	Pool Corp.	300,848
14,107	RC2 Corp. *	215,414
17,046	Sport Supply Group, Inc.	167,392

		1,443,414

Life Sciences Tools & Services—1.8%
18,615	Affymetrix, Inc. *	164,557
6,249	AMAG Pharmaceuticals, Inc. *	283,767
20,244	Biodelivery Sciences International, Inc. *	113,771
4,657	Dionex Corp. *	306,943
36,934	Enzo Biochem, Inc. *	188,363
39,791	Harvard Bioscience, Inc. *	165,531
18,308	Life Sciences Research, Inc. *	150,126
75,553	Nektar Therapeutics *	534,915
44,513	Parexel International Corp. *	688,616
23,117	Varian, Inc. *	1,173,419

		3,770,008

Machinery—2.8%
14,945	Actuant Corp. Class A	191,894
24,853	Albany International Corp. Class A	341,480
7,453	Ampco-Pittsburgh Corp.	169,407
14,777	Astec Industries, Inc. *	399,866
33,212	Blount International, Inc. *	308,872
8,596	Cascade Corp.	210,172
7,482	Chart Industries, Inc. *	144,103
14,048	China Fire & Security Group, Inc. *	221,116
20,106	Colfax Corp. *	190,404
19,827	Columbus McKinnon Corp. *	286,897
16,298	EnPro Industries, Inc. *	290,430
18,420	Force Protection, Inc. *	95,231
8,270	Greenbrier Cos, Inc.	86,752
19,104	Kaydon Corp.	624,128
3,241	Lindsay Corp.	114,958
9,781	Mueller Industries, Inc.	232,397
30,448	Mueller Water Products, Inc. Class A	117,529
8,847	Nordson Corp.	397,230
6,983	Robbins & Myers, Inc.	146,154
22,663	Sauer-Danfoss, Inc.	118,981
18,167	SmartHeat, Inc. *	119,539
4,907	Tennant Co.	107,660
See notes to schedule of investments.

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
Machinery (continued)—2.8%
32,966	Titan International, Inc.	$245,267
36,427	Trimas Corp. *	158,093
3,187	Twin Disc, Inc.	28,109
23,883	Watts Water Technologies, Inc. Class A	629,078

		5,975,747

Marine—0.1%
6,782	Genco Shipping & Trading Ltd.	162,158

Media—1.1%
6,973	Arbitron, Inc.	113,520
87,171	Belo Corp. Class A	250,181
20,843	Cinemark Holdings, Inc.	231,149
15,298	CKX, Inc. *	110,146
10,295	Fisher Communications, Inc.	190,560
21,559	Global Sources Ltd. *	137,978
32,205	Harte-Hanks, Inc.	348,458
22,017	Live Nation, Inc. *	128,579
11,091	National CineMedia, Inc.	163,149
26,360	RCN Corp. *	191,901
9,918	Rentrak Corp. *	181,499
5,932	Scholastic Corp.	133,767
75,661	Sinclair Broadcast Group, Inc. Class A	141,486

		2,322,373

Metals & Mining—0.6%
12,672	Brush Engineered Materials, Inc. *	270,294
11,968	Century Aluminum Co. *	100,292
34,278	General Steel Holdings, Inc. *	162,821
7,391	Olympic Steel, Inc.	188,544
39,645	Worthington Industries, Inc.	524,106

		1,246,057

Multiline Retail—0.1%
12,341	99 Cents Only Stores *	180,796
14,002	Tuesday Morning Corp. *	64,969

		245,765

Multi-Utilities—0.6%
44,607	Avista Corp.	826,122
7,814	CH Energy Group, Inc.	386,715

		1,212,837

Oil, Gas & Consumable Fuels—2.1%
10,062	Arena Resources, Inc. *	328,323
27,751	Atlas America, Inc.	558,073
11,273	Berry Petroleum Co. Class A	267,396
10,112	Bill Barrett Corp. *	319,438
See notes to schedule of investments.

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
Oil, Gas & Consumable Fuels (continued)—2.1%
80,501	Brigham Exploration Co. *	$392,845
31,835	Clean Energy Fuels Corp. *	294,155
3,189	Contango Oil & Gas Co. *	147,938
44,381	Crosstex Energy, Inc.	171,754
26,398	Golar LNG Ltd.	258,172
11,116	Nordic American Tanker Shipping	340,928
52,151	Patriot Coal Corp. *	436,504
12,144	Petroleum Development Corp. *	204,505
3,263	PrimeEnergy Corp. *	92,832
21,823	Toreador Resources Corp. *	149,924
47,560	Vaalco Energy, Inc. *	210,691
72,164	Warren Resources, Inc. *	169,585
16,926	Westmoreland Coal Co. *	133,546

		4,476,609

Paper & Forest Products—0.2%
2,990	Clearwater Paper Corp. *	119,809
10,936	Domtar Corp. *	207,347
27,318	Louisiana-Pacific Corp. *	115,282

		442,438

Personal Products—0.7%
55,349	American Oriental Bioengineering, Inc. *	336,522
54,042	Bare Escentuals, Inc. *	478,812
5,118	Chattem, Inc. *	320,745
30,480	Revlon, Inc. Class A *	184,709
4,504	USANA Health Sciences, Inc. *	150,208

		1,470,996

Pharmaceuticals—1.2%
11,602	Ardea Biosciences, Inc. *	226,007
11,243	Auxilium Pharmaceuticals, Inc. *	347,746
80,374	AVANIR Pharmaceuticals, Inc. Class A *	172,804
25,714	Biodel, Inc. *	126,770
15,356	Hi-Tech Pharmacal Co., Inc. *	240,321
24,076	Matrixx Initiatives, Inc. *	135,789
20,489	Medicis Pharmaceutical Corp. Class A	350,772
20,529	Obagi Medical Products, Inc. *	155,815
31,858	Pain Therapeutics, Inc. *	140,175
26,522	Questcor Pharmaceuticals, Inc. *	155,419
2,673	Repros Therapeutics, Inc. *	6,763
52,095	ViroPharma, Inc. *	383,940

		2,442,321

Professional Services—0.9%
12,647	Advisory Board Co. *	323,510
35,308	Hill International, Inc. *	164,535
6,891	Kelly Services, Inc. Class A	81,038
See notes to schedule of investments.

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
Professional Services (continued)—0.9%
29,760	Kforce, Inc. *	$289,862
11,777	Korn/Ferry International *	163,818
32,944	Navigant Consulting, Inc. *	392,035
40,477	On Assignment, Inc. *	171,218
11,533	TrueBlue, Inc. *	146,469
2,395	VSE Corp.	70,916

		1,803,401

Real Estate Investment Trusts—5.8%
32,374	Acadia Realty Trust	443,524
1,873	Agree Realty Corp.	36,561
1,674	Alexander’s, Inc.	461,254
42,595	American Campus Communities, Inc.	976,702
25,815	BioMed Realty Trust, Inc.	301,519
54,435	CAPLEASE, Inc.	164,938
18,752	CBL & Associates Properties, Inc.	111,387
35,242	Cogdell Spencer, Inc.	157,884
46,369	DCT Industrial Trust, Inc.	211,443
36,214	Developers Diversified Realty Corp.	203,161
10,398	DuPont Fabros Technology, Inc.	111,259
35,629	Education Realty Trust, Inc.	172,801
9,204	Entertainment Properties Trust	251,361
26,701	Equity One, Inc.	401,850
22,747	Extra Space Storage, Inc.	199,719
15,553	Franklin Street Properties Corp.	221,786
14,970	Getty Realty Corp.	335,178
53,430	Glimcher Realty Trust	180,593
29,545	Hatteras Financial Corp.	837,010
60,074	Hersha Hospitality Trust	162,200
10,649	Home Properties, Inc.	380,169
34,910	Inland Real Estate Corp.	257,636
48,290	Investors Real Estate Trust	449,580
9,860	Kilroy Realty Corp.	232,696
60,558	Lexington Realty Trust	259,188
6,103	LTC Properties, Inc.	149,035
21,105	Medical Properties Trust, Inc.	147,735
58,647	MFA Financial, Inc.	433,988
7,431	Mid-America Apartment Communities, Inc.	294,788
50,722	National Retail Properties, Inc.	999,730
21,701	Omega Healthcare Investors, Inc.	362,624
237	One Liberty Properties, Inc.	1,505
30,312	Pennsylvania Real Estate Investment Trust	160,350
11,679	Post Properties, Inc.	165,375
10,466	Potlatch Corp.	309,480
6,837	PS Business Parks, Inc.	353,541
20,408	Redwood Trust, Inc.	331,630
5,715	Saul Centers, Inc.	193,567
5,373	Urstadt Biddle Properties, Inc. Class A	82,690
7,400	Walter Investment Management Corp.	99,530
See notes to schedule of investments.

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
Real Estate Investment Trusts (continued)—5.8%
15,340	Washington Real Estate Investment Trust	$392,551
15,579	Winthrop Realty Trust	149,558

		12,149,076

Real Estate Management & Services—0.1%
1,426	Consolidated-Tomoka Land Co.	53,161
10,307	Tejon Ranch Co. *	272,517

		325,678

Road & Rail—1.3%
7,449	Amerco, Inc. *	334,311
15,077	Arkansas Best Corp.	429,393
19,826	Celadon Group, Inc. *	183,391
12,677	Genesee & Wyoming, Inc. Class A *	345,955
15,050	Knight Transportation, Inc.	273,007
7,324	Old Dominion Freight Line, Inc. *	260,954
13,930	Saia, Inc. *	251,576
34,767	Werner Enterprises, Inc.	627,892

		2,706,479

Semiconductors & Semiconductor Equipment—4.1%
6,881	Actel Corp. *	76,654
30,910	Advanced Energy Industries, Inc. *	371,847
17,350	Applied Micro Circuits Corp. *	150,078
48,063	Atheros Communications, Inc. *	1,201,575
25,598	ATMI, Inc. *	465,628
19,111	Cabot Microelectronics Corp. *	648,245
7,817	Cymer, Inc. *	267,420
26,024	Diodes, Inc. *	480,403
5,986	DSP Group, Inc. *	52,138
26,494	FEI Co. *	649,103
5,637	Hittite Microwave Corp. *	197,971
5,603	Intellon Corp. *	25,774
38,421	MEMSIC, Inc. *	156,373
37,557	Micrel, Inc.	293,696
21,373	Microsemi Corp. *	291,741
62,774	Microtune, Inc. *	129,314
50,266	MIPS Technologies, Inc. *	178,947
4,758	Netlogic Microsystems, Inc. *	189,083
40,857	Omnivision Technologies, Inc. *	540,538
14,419	Power Integrations, Inc.	422,333
20,298	Silicon Image, Inc. *	49,730
44,092	Skyworks Solutions, Inc. *	532,631
10,521	Supertex, Inc. *	242,509
17,650	Techwell, Inc. *	168,381
12,807	Tessera Technologies, Inc. *	359,749
See notes to schedule of investments.

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
Semiconductors & Semiconductor Equipment (continued)—4.1%
87,842	Trident Microsystems, Inc. *	$147,575
20,238	Volterra Semiconductor Corp. *	335,748

		8,625,184

Software—4.4%
11,771	Actuate Corp. *	61,562
23,009	Ariba, Inc. *	241,825
35,773	Blackbaud, Inc.	668,955
8,335	Blackboard, Inc. *	283,140
10,473	Concur Technologies, Inc. *	361,214
29,616	Deltek, Inc. *	183,915
5,689	Ebix, Inc. *	235,980
9,064	ePlus, Inc. *	148,378
23,416	GSE Systems, Inc. *	183,816
50,744	Informatica Corp. *	933,181
22,066	Jack Henry & Associates, Inc.	473,757
36,209	Lawson Software, Inc. *	215,081
25,941	Monotype Imaging Holdings, Inc. *	188,850
46,983	Parametric Technology Corp. *	606,551
3,953	Pegasystems, Inc.	111,870
47,847	Phoenix Technologies Ltd. *	158,374
32,566	Progress Software Corp. *	736,968
8,764	QAD, Inc.	32,953
53,516	Quest Software, Inc. *	788,825
3,400	Renaissance Learning, Inc.	33,082
18,768	S1 Corp. *	133,065
20,796	Smith Micro Software, Inc. *	237,698
18,306	Solera Holdings, Inc.	492,981
5,829	Sourcefire, Inc. *	102,824
21,151	Take-Two Interactive Software, Inc. *	201,358
8,226	Taleo Corp. Class A *	143,955
17,790	THQ, Inc. *	119,371
111,761	TIBCO Software, Inc. *	975,673
23,644	VASCO Data Security International, Inc. *	177,330

		9,232,532

Specialty Retail—2.6%
15,421	AnnTaylor Stores Corp. *	186,131
5,665	Big 5 Sporting Goods Corp.	73,645
10,510	Cabela’s, Inc. *	170,367
22,577	Cato Corp. Class A	448,831
19,473	Children’s Place Retail Stores, Inc. *	638,130
3,865	Citi Trends, Inc. *	112,858
16,871	Collective Brands, Inc. *	268,586
11,929	Conn’s, Inc. *	150,425
11,823	Dress Barn, Inc. *	184,321
11,131	Finish Line, Inc. Class A	96,840
20,214	Gander Mountain Co. *	119,060
5,059	Genesco, Inc. *	109,881
7,685	Gymboree Corp. *	305,709
See notes to schedule of investments.

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
Specialty Retail (continued)—2.6%
23,322	Hibbett Sports, Inc. *	$429,358
5,171	Lumber Liquidators, Inc. *	84,908
23,829	Pier 1 Imports, Inc. *	53,854
17,387	Rent-A-Center, Inc. *	360,954
24,738	Sally Beauty Holdings, Inc. *	172,671
11,960	Shoe Carnival, Inc. *	149,500
16,237	Sonic Automotive, Inc. Class A	199,715
24,870	Talbots, Inc.	124,599
9,451	Tractor Supply Co. *	453,364
29,195	Tween Brands, Inc. *	211,372
82,592	Wet Seal, Inc. Class A *	272,554

		5,377,633

Textiles, Apparel & Luxury Goods—1.9%
46,280	Carter’s, Inc. *	1,311,576
9,380	Columbia Sportswear Co.	332,146
57,682	CROCS, Inc. *	197,272
3,453	Deckers Outdoor Corp. *	233,457
4,967	Maidenform Brands, Inc. *	68,694
4,118	Steven Madden Ltd. *	132,023
11,465	Timberland Co. Class A *	156,383
17,906	True Religion Apparel, Inc. *	400,378
8,722	Under Armour, Inc. Class A *	211,857
10,802	Volcom, Inc. *	131,028
12,057	Warnaco Group, Inc. *	438,031
12,951	Wolverine World Wide, Inc.	312,119

		3,924,964

Thrifts & Mortgage Finance—1.9%
6,739	Berkshire Hills Bancorp, Inc.	154,054
48,189	Brookline Bancorp, Inc.	561,402
14,202	Danvers Bancorp, Inc.	178,235
21,080	Dime Community Bancshares, Inc.	253,803
56,967	Doral Financial Corp. *	123,618
2,137	First Defiance Financial Corp.	32,547
15,713	First Financial Holdings, Inc.	225,010
19,357	First Financial Northwest, Inc.	150,210
17,172	Meridian Interstate Bancorp, Inc. *	158,326
32,941	MGIC Investment Corp.	217,411
5,683	NASB Financial, Inc.	152,645
87,175	NewAlliance Bancshares, Inc.	1,067,894
15,756	Provident Financial Services, Inc.	186,551
66,435	Radian Group, Inc.	221,229
11,210	Roma Financial Corp.	144,385
13,416	United Financial Bancorp, Inc.	178,164

		4,005,484

See notes to schedule of investments.

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
Tobacco—0.2%
23,430	Alliance One International, Inc. *	$97,000
6,583	Universal Corp.	250,615

		347,615

Trading Companies & Distributors—0.5%
26,060	Aceto Corp.	183,202
12,351	Aircastle Ltd.	89,668
22,286	H&E Equipment Services, Inc. *	237,123
4,647	Houston Wire & Cable Co.	49,955
15,731	TAL International Group, Inc.	174,457
6,285	Watsco, Inc.	329,711

		1,064,116

Water Utilities—0.1%
14,547	Cadiz, Inc. *	169,327
10,009	Southwest Water Co.	48,944

		218,271

Wireless Telecommunication Services—0.1%
18,025	Syniverse Holdings, Inc. *	315,978

	TOTAL COMMON STOCKS (Cost $145,820,064)	$185,944,293

SHORT TERM INVESTMENTS—16.5%
MONEY MARKET FUNDS—16.5%
27,100,698	AIM Short Term Investment Treasury, 0.05% (a)	27,100,698
7,556,763	AIM Short Term Investment Treasury (Collateral), 0.05% (a)	7,556,763

	TOTAL SHORT TERM INVESTMENTS (Cost $34,657,461)	$34,657,461

	TOTAL INVESTMENTS (Cost $180,477,525)—104.9%	$220,601,754
	Liabilities in Excess of Other Assets—(4.9%)	(10,330,881)

	TOTAL NET ASSETS—100.0%	$210,270,873

Percentages are stated as a percent of net assets.

(*)	Non- Income producing security.

(†)	Less than 0.5 shares.

(††)	Less than 0.05%.

(**)	Security is fair valued.

(a)	Represents annualized seven-day yield at July 31, 2009.
See notes to schedule of investments.

Direxion Daily Small Cap Bull 3X Shares
Swap Equity Contracts
July 31, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Credit Suisse Capital LLC	Russell 2000 Index	402,100	$221,712,324	1/27/2011	$2,140,767
Duetsche Bank AG London	Russell 2000 Index	387,000	211,191,335	7/24/2014	4,255,435
Morgan Stanley Capital Services	Russell 2000 Index	10,000	5,481,091	8/2/2010	86,009

			$438,384,750		$6,482,211

See notes to schedule of investments.

Direxion Daily Small Cap Bear 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS—133.4%
MONEY MARKET FUNDS—133.4%
126,201,519	AIM Short Term Investment Treasury, 0.05% (a)	$126,201,519
293,587,520	AIM Short Term Investment Treasury (Collateral), 0.05% (a)	293,587,520

	TOTAL SHORT TERM INVESTMENTS (Cost $419,789,039)	$419,789,039

	TOTAL INVESTMENTS (Cost $419,789,039)—133.4%	$419,789,039
	Liabilities in Excess of Other Assets—(33.4%)	(105,197,099)

	TOTAL NET ASSETS—100.0%	$314,591,940

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at July 31, 2009.

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital, LLC	Russell 2000 Index	1,062,000	$519,843,458	1/10/2011	$(71,716,588)
Deutsche Bank AG London	Russell 2000 Index	533,000	267,929,771	6/18/2010	(28,796,659)
Morgan Stanley Capital Services	Russell 2000 Index	100,000	50,348,491	8/2/2010	(5,322,509)

			$838,121,720		$(105,835,756)

See notes to schedule of investment.

Direxion Daily Developed Markets Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
COMMON STOCKS—76.4%
Australia—3.6%
9,127	BHP Billiton Ltd. ADR	$574,636
1,410	Sims Metal Management Ltd. ADR	32,909

		607,545

Belgium—0.9%
2,106	Delhaize Group SA ADR	149,926

Bermuda—0.3%
2,487	Frontline Ltd.	56,878

Britain—18.6%
7,943	Anglo American PLC ADR	128,041
6,224	AstraZeneca PLC ADR	289,043
2,341	Barclays PLC ADR	48,084
5,048	BHP Billiton PLC ADR	267,039
150	BP PLC ADR	7,506
1,366	British American Tobacco PLC ADR	84,952
11,319	British Sky Broadcasting Group PLC ADR	411,559
9,238	BT Group PLC ADR	194,737
12,154	Cadbury PLC ADR	480,448
2,893	Carnival PLC ADR	83,318
366	Diageo PLC ADR	22,831
1,361	GlaxoSmithKline PLC ADR	52,113
5,402	HSBC Holdings PLC ADR	273,881
6,116	Intercontinental Hotels Group PLC	69,233
3,655	Lloyds Banking Group PLC ADR	20,724
1,051	National Grid PLC ADR	49,208
11,886	Pearson PLC ADR	137,759
1,252	Prudential PLC ADR	18,818
4,913	Reed Elsevier PLC ADR	139,234
784	Rio Tinto PLC ADR	131,383
388	Royal Bank of Scotland Group PLC ADR *	5,750
1,242	Royal Dutch Shell PLC ADR Class A	65,379
558	Royal Dutch Shell PLC ADR Class B	29,312
1,455	Smith & Nephew PLC ADR	57,691
135	Thomson Reuters PLC ADR	25,916
966	Tomkins PLC ADR	11,331
1,605	Unilever PLC ADR	42,292
873	Vodafone Group PLC ADR	17,966

		3,165,548

Canada—0.2%
946	Thomson Reuters Corp.	30,679

Cayman Islands—0.3%
11,357	Hutchison Telecommunications International Ltd. ADR *	44,974

See notes to schedule of investments.

Direxion Daily Developed Markets Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
Denmark—2.2%
6,356	Novo Nordisk A/S ADR	$371,127

Finland—0.2%
2,952	Nokia OYJ ADR	39,380

France—5.4%
40,263	Alcatel-Lucent ADR *	111,126
19,150	AXA SA ADR	404,831
7,257	Cie Generale de Geophysique-Veritas ADR *	147,535
4,073	France Telecom SA ADR	103,576
1,707	Sanofi-Aventis SA ADR	55,716
1,625	Total SA ADR	90,431
311	Veolia Environnement ADR	10,702

		923,917

Germany—5.3%
5,050	Allianz SE ADR	50,046
8,418	Daimler AG	391,016
356	Deutsche Bank AG	23,104
2,996	Deutsche Telekom AG ADR	38,319
4,417	Fresenius Medical Care AG & Co KGaA ADR	202,696
1,825	SAP AG ADR	86,231
1,427	Siemens AG ADR	113,418

		904,830

Greece—0.9%
3,174	Coca Cola Hellenic Bottling Co SA ADR	73,383
7,793	Hellenic Telecommunications Organization SA ADR	61,097
3,277	National Bank of Greece SA ADR *	19,433

		153,913

Ireland—3.8%
30,831	Allied Irish Banks PLC ADR	152,305
12,939	CRH PLC ADR	319,981
16,823	Elan Corp, PLC ADR *	132,565
2,864	Governor & Co. of the Bank of Ireland ADR *	32,821

		637,672

Italy—1.0%
2,360	ENI SpA ADR	109,929
1,466	Luxottica Group SpA ADR *	36,767
1,957	Telecom Italia SpA ADR	27,070

		173,766

See notes to schedule of investments.

Direxion Daily Developed Markets Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
Japan—11.3%
1,918	Canon, Inc. ADR	$71,004
3,064	FUJIFILM Holdings Corp. ADR	97,956
7,652	Hitachi Ltd. ADR	256,036
3,129	Honda Motor Co. Ltd. ADR	100,535
1,597	Kubota Corp. ADR	72,488
509	Kyocera Corp. ADR	40,807
5,655	Mitsubishi UFJ Financial Group, Inc. ADR	35,061
77,058	Mizuho Financial Group, Inc. ADR	362,173
629	Nippon Telegraph & Telephone Corp. ADR	12,989
34,908	Nomura Holdings, Inc. ADR	307,539
5,804	NTT DoCoMo, Inc. ADR	83,810
2,698	ORIX Corp. ADR	88,117
9,284	Panasonic Corp. ADR	146,780
8,114	Sony Corp. ADR	226,867
106	Toyota Motor Corp. ADR	8,923

		1,911,085

Luxemburg—0.7%
1,261	ArcelorMittal	45,446
542	Millicom International Cellular SA *	40,189
1,333	Tenaris SA ADR	40,417

		126,052

Netherlands—7.8%
12,562	Aegon NV	93,085
38,735	ASML Holding NV	1,007,497
342	ING Groep NV ADR	4,425
820	Koninklijke Philips Electronics NV	18,663
5,631	Reed Elsevier NV ADR	117,463
8,168	STMicroelectronics NV	61,995
601	Unilever NV	16,347

		1,319,475

New Zealand—1.9%
35,095	Telecom Corp. of New Zealand Ltd. ADR	326,734

Norway—0.1%
756	StatoilHydro ASA ADR	16,216

Panama—2.1%
12,664	Carnival Corp.	354,465

Portugal—0.2%
3,127	Portugal Telecom SGPS SA ADR	32,052

See notes to schedule of investments.

Direxion Daily Developed Markets Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
Spain—3.9%
1,891	Banco Bilbao Vizcaya Argentaria SA ADR	$31,088
11,664	Banco Santander SA ADR	168,661
6,877	Repsol YPF SA ADR	160,440
3,959	Telefonica SA ADR	295,500

		655,689

Sweden—0.7%
11,529	Telefonaktiebolaget LM Ericsson ADR	112,062

Switzerland—5.0%
30,844	ABB Ltd. ADR *	563,828
2,991	Credit Suisse Group AG ADR	141,684
2,559	Logitech International SA *	42,838
738	Novartis AG ADR	33,668
1,391	Syngenta AG ADR	63,875
503	UBS AG *	7,414

		853,307

	TOTAL COMMON STOCKS (Cost $10,681,806)	$12,967,292

INVESTMENT COMPANY—5.4%
United States—5.4%
246	iPath Dow Jones-UBS Commodity Index Total Return ETN *	9,414
2,219	iPath GSCI Total Return Index ETN *	65,793
21,224	iShares MSCI Germany Index Fund	427,452
41,678	iShares MSCI Japan Index Fund	411,362

	TOTAL INVESTMENT COMPANY (Cost $796,974)	$914,021

SHORT TERM INVESTMENTS—13.1%
MONEY MARKET FUNDS—13.1%
1,428,254	AIM Short Term Investment Treasury, 0.05% (a)	1,428,254
804,288	AIM Short Term Investment Treasury (Collateral), 0.05% (a)	804,288

	TOTAL SHORT TERM INVESTMENTS (Cost $2,232,542)	$2,232,542

	TOTAL INVESTMENTS (Cost $13,711,322)—94.9%	$16,113,855
	Other Assets in Excess of Liabilities—5.1%	872,905

	TOTAL NET ASSETS—100.0%	$16,986,760

See notes to schedule of investments.

Direxion Daily Developed Markets Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

		% of Net
Industry	Value	Assets

Automobiles	$500,474	2.9%
Beverages	96,214	0.6
Capital Markets	479,742	2.8
Chemicals	63,875	0.4
Commercial Banks	1,149,983	6.9
Communications Equipment	262,567	1.5
Computers & Peripherals	42,838	0.3
Construction Materials	319,981	1.9
Consumer Finance	88,117	0.5
Diversified Financial Services	4,425	0.0 †
Diversified Telecommunication	1,092,075	6.4
Electrical Equipment	563,828	3.3
Electronic Equipment, Instruments	394,799	2.3
Energy Equipment & Services	187,951	1.1
Food & Staples Retailing	149,926	0.9
Food Products	539,087	3.2
Health Care Equipment & Supplies	57,691	0.3
Health Care Providers & Service	202,696	1.2
Hotels Restaurants & Leisure	507,017	3.0
Household Durables	373,647	2.2
Industrial Conglomerates	143,412	0.8
Insurance	566,778	3.3
Investment Company	914,021	5.4
Machinery	72,488	0.4
Media	862,609	5.1
Metals & Mining	1,179,456	7.0
Multi-Utilities	59,909	0.4
Office Electronics	71,004	0.4
Oil, Gas & Consumable Fuels	536,091	3.2
Pharmaceuticals	934,231	5.5
Semiconductors & Semiconductor Equipment	1,069,492	6.3
Software	86,231	0.5
Textiles, Apparel & Luxury Goods	36,767	0.2
Tobacco	84,952	0.5
Wireless Telecommunication Services	186,939	1.1
Short Term Investments	2,232,542	13.1

Total Investments	16,113,855	94.9
Other Assets in Excess of Liabilities	872,905	5.1

Net Assets	$16,986,760	100.0%

Percentages are stated as a percentage of net assets.

(*)	Non- Income producing security.

(†)	Less than 0.05%.

(a)	Represents annualized seven-day yield at July 31, 2009.

ADR — American Depository Receipts.

ETN — Exchange Traded Note.
See notes to schedule of investments.

Direxion Daily Developed Markets Bull 3X Shares
Swap Equity Contracts
July 31, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Credit Suisse Capital, LLC	iShares MSCI EAFE Index	648,200	$31,997,868	1/27/2011	$677,894
Morgan Stanley Capital Services	iShares MSCI EAFE Index	87,200	4,014,997	8/9/2010	380,755

			$36,012,865		$1,058,649

Direxion Daily Developed Markets Bear 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS—136.6%
MONEY MARKET FUNDS—136.6%
2,440,944	AIM Short Term Investment Treasury, 0.05% (a)	$2,440,944
5,524,963	AIM Short Term Investment Treasury (Collateral), 0.05% (a)	5,524,963

	TOTAL SHORT TERM INVESTMENTS (Cost $7,965,907)	$7,965,907

	TOTAL INVESTMENTS (Cost $7,965,907)—136.6%	$7,965,907
	Liabilities in Excess of Other Assets—(36.6%)	(2,132,527)

	TOTAL NET ASSETS—100.0%	$5,833,380

Percentages are stated as a percentage of net assets.

(a)	Represents annualized seven-day yield at July 31, 2009.
Direxion Daily Developed Market Bear 3X Shares
Short Equity Swap Contracts
July 31, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Credit Suisse Capital, LLC	iShares MSCI EAFE Index	295,300	$13,072,832	1/10/2011	$(1,813,241)
Morgan Stanley Capital Services	iShares MSCI EAFE Index	51,900	2,381,742	8/3/2010	(234,537)

			$15,454,574		$(2,047,778)

See notes to schedule of investments.

Direxion Daily Emerging Markets Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
COMMON STOCKS—77.4%
Argentina—0.2%
2,630	Banco Macro SA ADR *	$44,657
8,063	Nortel Inversora SA ADR	66,117
17,243	Petrobras Energia Participaciones SA ADR	119,666
4,569	Telecom Argentina SA ADR *	62,458

		292,898

Bermuda—0.2%
2,279	Central European Media Enterprises Ltd. *	48,132
3,959	Credicorp Ltd.	264,065

		312,197

Brazil—23.7%
15,144	Aracruz Celulose SA ADR *	302,274
360,575	Banco Bradesco SA ADR	5,686,267
20,303	Brasil Telecom Participacoes SA ADR	859,020
2,006	Brasil Telecom SA ADR	43,310
28,204	Braskem SA ADR *	252,426
14,023	BRF Brasil Foods SA ADR *	618,695
12,734	Centrais Eletricas Brasileiras SA ADR	194,703
10,990	Centrais Eletricas Brasileiras SA ADR [1]	151,332
10,097	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	472,540
39,409	Cia de Bebidas das Americas ADR *	2,771,635
3,551	Cia de Saneamento Basico do Estado de Sao Paulo ADR	119,704
87,536	Cia Energetica de Minas Gerais ADR	1,250,014
24,868	Cia Paranaense de Energia ADR	385,951
78,163	Cia Siderurgica Nacional SA ADR	2,000,973
2,290	CPFL Energia SA ADR	120,431
8,045	Empresa Brasileira de Aeronautica SA ADR *	156,797
4,078	Gafisa SA ADR	104,438
32,103	Gerdau SA ADR	374,642
11,601	Gol Linhas Aereas Inteligentes SA ADR	85,963
68,625	Itau Unibanco Banco Mlutiplo SA ADR	1,227,701
19,686	NET Servicos de Comunicacao SA ADR *	200,010
238,650	Petroleo Brasileiro SA ADR	8,042,505
128,324	Petroleo Brasileiro SA ADR *	5,292,082
8,629	Sadia SA ADR *	75,417
17,958	Tam SA ADR *	220,704
14,165	Tele Norte Leste Participacoes SA ADR	217,999
2,630	Tim Participacoes SA ADR	57,913
16,715	Ultrapar Participacoes SA ADR	567,474
218,556	Vale SA-SP ADR	4,312,110
236,013	Vale SA-SP ADR [1]	4,059,424
4,906	Vivo Participacoes SA ADR	111,710
25,508	Votorantim Celulose e Papel SA ADR *	381,090

		40,717,254

Cayman Islands—5.4%
524,887	E-House China Holdings Ltd. ADR *	9,332,491

See notes to schedule of investments.

Direxion Daily Emerging Markets Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
Chile—2.5%
12,096	Banco Santander ADR	$594,035
1,857	Cia Cervecerias Unidas SA ADR	63,454
28,500	Empresa Nacional de Electricidad ADR	1,405,050
68,023	Enersis SA ADR	1,305,361
16,216	Lan Airlines SA ADR	198,322
22,157	Sociedad Quimica y Minera SA ADR	792,998

		4,359,220

China—8.1%
27,487	Aluminum Corp. of China Ltd. ADR	793,825
97,143	China Life Insurance Co. Ltd. ADR	6,465,837
35,213	China Petroleum & Chemical Corp. ADR	3,146,634
31,226	China Telecom Corp. Ltd. ADR	1,623,440
1,483	Guangshen Railway Co. Ltd. ADR	36,111
3,359	Huaneng Power International, Inc. ADR	105,002
10,247	PetroChina Co. Ltd. ADR	1,206,584
1,138	Sinopec Shanghai Petrochemical Co. Ltd. ADR *	52,064
30,320	Yanzhou Coal Mining Co. Ltd. ADR	469,657

		13,899,154

Colombia—0.1%
3,633	BanColombia SA ADR	116,656

Hong Kong—5.6%
125,276	China Mobile Ltd. ADR	6,573,232
145,504	China Unicom Hong Kong Ltd. ADR	2,092,347
7,563	CNOOC Ltd. ADR	1,008,375

		9,673,954

Hungary—0.0% †
5,201	Magyar Telekom Telecommunications PLC ADR	93,566

India—6.7%
5,510	Dr Reddy’s Laboratories Ltd. ADR	92,293
21,039	HDFC Bank Ltd. ADR	2,056,983
95,211	ICICI Bank Ltd. ADR	2,984,865
115,929	Infosys Technologies Ltd. ADR	4,988,425
48,971	Sterlite Industries India Ltd. ADR	648,866
1,497	Tata Communications Ltd. ADR	30,509
9,569	Tata Motors Ltd. ADR	100,953
46,918	Wipro Ltd. ADR	681,249

		11,584,143

Indonesia—0.3%
2,999	Indosat ADR	81,423
13,523	Telekomunikasi Indonesia ADR	477,632

		559,055

See notes to schedule of investments.

Direxion Daily Emerging Markets Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
Israel—1.8%
2,750	Cellcom Israel Ltd.	$76,890
10,819	Check Point Software Technologies *	288,759
1,539	Elbit Systems Ltd.	101,174
3,201	Nice Systems Ltd. ADR *	87,644
5,143	Partner Communications ADR	96,997
44,355	Teva Pharmaceutical Industries Ltd. ADR	2,365,895

		3,017,359

Luxembourg—1.0%
55,890	Tenaris SA ADR	1,694,585

Mexico—2.4%
48,722	America Movil ADR	2,095,533
31,196	Cemex ADR *	292,930
1,317	Coca-Cola Femsa ADR	60,845
1,792	Desarrolladora Homex ADR *	63,132
5,616	Empresas ICA ADR *	41,671
11,935	Fomento Economico Mexicano ADR	460,691
2,580	Grupo Aeroportuario del Pacifico ADR	72,008
27,707	Grupo Televisa SA ADR	501,220
16,672	Telefonos de Mexico ADR	263,584
18,071	Telmex Internacional ADR	226,972

		4,078,586

Peru—0.1%
7,393	Cia de Minas Buenaventura SA ADR	192,588

Philippines—0.1%
2,993	Philippine Long Distance Telephone Co. ADR	157,641

Russia—1.2%
41,399	Mechel ADR	442,141
14,504	Mobile Telesystems ADR	609,023
10,112	Rostelecom ADR	306,394
43,291	Vimpel-Communications ADR *	584,861
1,278	Wimm-Bill-Dann Foods ADR *	87,108

		2,029,527

South Africa—1.2%
10,571	AngloGold Ashanti Ltd. ADR	414,383
26,155	Gold Fields Ltd. ADR	315,429
13,356	Harmony Gold Mining Co. Ltd. ADR *	123,677
17,908	Sappi Ltd. ADR	57,843
30,235	Sasol Ltd. ADR	1,079,994
4,088	Telkom SA Ltd. ADR	80,452

		2,071,778

See notes to schedule of investments.

Direxion Daily Emerging Markets Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
South Korea—6.9%
105,272	Korea Electric Power Corp. ADR *	$1,407,487
16,119	KT Corp. ADR	258,871
79,566	LG Display Co. Ltd. ADR	1,149,729
51,720	POSCO ADR	5,227,340
40,690	Shinhan Financial Group Co. Ltd. ADR	2,737,623
22,505	SK Telecom Co. Ltd. ADR	378,759
18,611	Woori Finance Holdings Co. Ltd. ADR *	648,593

		11,808,402

Taiwan—9.2%
192,030	Advanced Semiconductor Engineering, Inc. ADR	675,946
149,218	AU Optronics Corp. ADR	1,662,289
119,534	Chungwa Telecom Co. Ltd. ADR	2,087,062
148,105	Siliconware Precision Industries Co. ADR	1,004,152
864,703	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	9,053,445
400,348	United Microelectronics Corp. ADR	1,361,183

		15,844,077

Turkey—0.5%
54,706	Turkcell Iletisim Hizmet AS ADR	863,261

United States—0.2%
14,814	Southern Copper Corp.	381,609

	TOTAL COMMON STOCKS (Cost $105,964,070)	$133,080,001

INVESTMENT COMPANY—5.3%
United States—5.3%
88,094	iShares MSCI South Korea Index Fund	3,668,234
477,941	iShares MSCI Taiwan Index Fund	5,415,072

	TOTAL INVESTMENT COMPANY (Cost $7,268,670)	$9,083,306

SHORT TERM INVESTMENTS—18.8%
MONEY MARKET FUNDS—18.8%
27,838,945	AIM Short Term Investment Treasury, 0.05% (a)	27,838,945
4,401,216	AIM Short Term Investment Treasury (Collateral), 0.05% (a)	4,401,216

	TOTAL SHORT TERM INVESTMENTS (Cost $32,240,161)	$32,240,161

	TOTAL INVESTMENTS (Cost $145,472,901)—101.5%	$174,403,468
	Liabilities in Excess of Other Assets—(1.5%)	(2,538,511)

	TOTAL NET ASSETS—100.0%	$171,864,957

See notes to schedule of investments.

Direxion Daily Emerging Markets Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

		% of Net
Industry	Value	Assets
Aerospace & Defense	$257,971	0.2%
Airlines	504,989	0.3
Beverages	3,356,625	1.9
Chemicals	1,097,488	0.6
Commercial Banks	16,361,446	9.5
Construction & Engineering	41,671	0.0	†
Construction Materials	292,930	0.2
Diversified Telecommunication	9,374,594	5.5
Electric Utilities	4,815,280	2.8
Electronic Equipments, Instruments	2,812,017	1.6
Energy Equipment & Services	1,694,585	1.0
Food & Staples Retailing	472,540	0.3
Food Products	781,221	0.5
Household Durables	167,570	0.1
Independent Power Producers & Energy Traders	1,510,052	0.9
Insurance	6,465,838	3.8
Investment Company	9,083,306	5.3
IT Services	5,669,674	3.3
Machinery	100,953	0.1
Media	749,362	0.4
Metals & Mining	19,287,006	11.2
Oil, Gas & Consumable Fuels	20,932,971	12.2
Paper & Forest Products	741,207	0.4
Pharmaceuticals	2,458,188	1.4
Real Estate Management & Development	9,332,491	5.4
Road & Rail	36,111	0.0	†
Semiconductors & Semiconductor Equipment	12,094,726	7.0
Software	376,402	0.2
Transportation Infrastructure	72,008	0.0	†
Water Utilities	119,704	0.1
Wireless Telecommunication Services	11,102,381	6.5
Short Term Investments	32,240,161	18.8

Total Investments	174,403,468	101.5
Liabilities in Excess of Other Assets	(2,538,511)	(1.5)

Total Net Assets	$171,864,957	100.0%

Percentages are stated as a percent of net assets.

(*)	Non- Income producing security.

(†)	Less than 0.05%.

(1)	Preferred shares.

(a)	Represents annualized seven-day yield at July 31, 2009.

ADR — American Depository Receipts.

ETN — Exchange Traded Note.
See notes to schedule of investments.

Direxion Daily Emerging Markets Bull 3X Shares
Swap Equity Contracts
July 31, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Credit Suisse Capital, LLC	iShares MSCI Emerging Market Index	7,906,100	$282,345,148	1/26/2011	$60,744
Deutsche Bank AG London	iShares MSCI Emerging Market Index	2,171,000	71,783,874	6/29/2010	5,764,246
Morgan Stanley Capital Services	iShares MSCI Emerging Market Index	376,800	13,129,281	8/10/2010	330,015

			$367,258,303		$6,155,005

Direxion Daily Emerging Markets Bear 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS—121.1%
MONEY MARKET FUNDS—121.1%
22,232,277	AIM Short Term Investment Treasury, 0.05% (a)	$22,232,277
60,745,221	AIM Short Term Investment Treasury (Collateral), 0.05% (a)	60,745,221

	TOTAL SHORT TERM INVESTMENTS (Cost $82,977,498)	$82,977,498

	TOTAL INVESTMENTS (Cost $82,977,498)—121.1%	$82,977,498
	Liabilities in Excess of Other Assets—(21.1%)	(14,482,332)

	TOTAL NET ASSETS—100.0%	$68,495,166

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at July 31, 2009.
Direxion Daily Emerging Markets Bear 3X Shares
Short Equity Swap Contracts
July 31, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Credit Suisse Capital, LLC	iShares MSCI Emerging Markets Index	1,846,030	$61,366,264	5/6/2010	$(4,573,928)
Deutsche Bank AG London	iShares MSCI Emerging Markets Index	3,101,000	98,193,029	6/25/2014	(12,574,691)
Morgan Stanley Capital Services	iShares MSCI Emerging Markets Index	806,800	26,871,465	8/10/2010	(1,947,431)

			$186,430,758		$(19,096,050)

See notes to schedule of investment.

Direxion Daily Energy Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
COMMON STOCKS—97.5%
Electrical Equipment—1.0%
7,455	First Solar, Inc. *	$1,150,978
14,006	SunPower Corp. Class A *	450,993

		1,601,971

Energy Equipment & Services—17.1%
8,125	Atwood Oceanics, Inc. *	234,325
44,957	Baker Hughes, Inc.	1,820,759
42,398	BJ Services Co.	601,204
31,497	Cameron International Corp. *	983,651
10,008	Diamond Offshore Drilling, Inc.	899,419
11,964	Dresser-Rand Group, Inc. *	348,272
20,584	ENSCO International, Inc.	779,928
9,064	Exterran Holdings, Inc. *	157,623
17,940	FMC Technologies, Inc. *	780,390
204,255	Halliburton Co.	4,511,992
14,281	Helix Energy Solutions Group, Inc. *	149,808
15,306	Helmerich & Payne, Inc.	525,914
41,087	Nabors Industries Ltd. *	699,301
106,362	National Oilwell Varco, Inc. *	3,822,649
7,942	Oceaneering International, Inc. *	404,407
7,196	Oil States International, Inc. *	195,156
22,264	Patterson-UTI Energy, Inc.	307,466
25,197	Pride International, Inc. *	631,689
16,415	Rowan Cos, Inc.	350,132
173,673	Schlumberger Ltd.	9,291,505
2,931	SEACOR Holdings, Inc. *	232,956
31,835	Smith International, Inc.	800,014
11,344	Superior Energy Services, Inc. *	188,197
5,928	Unit Corp. *	187,858

		28,904,615

Gas Utilities—0.4%
19,001	EQT Corp.	729,258

Metals & Mining—0.2%
7,674	Walter Energy, Inc.	378,789

Oil, Gas & Consumable Fuels—78.8%
17,390	Alpha Natural Resources, Inc. *	579,261
106,533	Anadarko Petroleum Corp.	5,134,891
68,704	Apache Corp.	5,767,701
20,961	Arch Coal, Inc.	364,931
15,044	Cabot Oil & Gas Corp.	528,496
167,555	Chesapeake Energy Corp.	3,592,379
291,003	Chevron Corp.	20,215,977
12,091	Cimarex Energy Co.	432,616
3,550	CNX Gas Corp. *	104,335
6,744	Comstock Resources, Inc. *	259,644
See notes to schedule of investments.

Direxion Daily Energy Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
Oil, Gas & Consumable Fuels (continued)—78.8%
11,055	Concho Resources, Inc. *	$339,389
215,066	ConocoPhillips	9,400,534
26,222	Consol Energy, Inc.	931,668
4,432	Continental Resources, Inc. *	149,935
36,125	Denbury Resources, Inc. *	599,675
93,049	Devon Energy Corp.	5,405,216
101,760	El Paso Corp.	1,023,706
7,661	Encore Acquisition Co. *	272,732
58,917	EOG Resources, Inc.	4,361,626
20,191	EXCO Resources, Inc. *	277,424
476,062	Exxon Mobil Corp.	33,510,003
16,183	Forest Oil Corp. *	272,684
15,209	Frontier Oil Corp.	211,405
72,466	Hess Corp.	4,000,123
6,182	Holly Corp.	131,491
153,602	Marathon Oil Corp.	4,953,665
13,060	Mariner Energy, Inc. *	156,589
12,409	Massey Energy Co.	330,079
27,695	Murphy Oil Corp.	1,611,849
19,251	Newfield Exploration Co. *	757,142
25,164	Noble Energy, Inc.	1,538,024
94,774	Occidental Petroleum Corp.	6,761,176
38,810	Peabody Energy Corp.	1,284,999
40,005	PetroHawk Energy Corp. *	971,321
16,546	Pioneer Natural Resources Co.	472,388
17,434	Plains Exploration & Production Co. *	499,484
17,027	Quicksilver Resources, Inc. *	195,129
22,725	Range Resources Corp.	1,054,667
18,034	SandRidge Energy, Inc. *	168,618
89,769	Southwestern Energy Co. *	3,719,130
93,626	Spectra Energy Corp.	1,718,973
9,057	St. Mary Land & Exploration Co.	216,191
16,969	Sunoco, Inc.	418,965
20,084	Tesoro Corp.	262,900
74,962	Valero Energy Corp.	1,349,316
7,380	Whiting Petroleum Corp. *	339,185
84,208	Williams Cos, Inc.	1,405,432
124,990	XTO Energy, Inc.	5,028,348

		133,081,412

	TOTAL COMMON STOCKS (Cost $138,466,132)	$164,696,045

SHORT TERM INVESTMENTS—2.8%
MONEY MARKET FUNDS—2.8%
4,759,743	AIM Short Term Investment Treasury (Collateral), 0.05% (a)	4,759,743

	TOTAL SHORT TERM INVESTMENTS (Cost $4,759,743)	$4,759,743

See notes to schedule of investments.

Direxion Daily Energy Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
	TOTAL INVESTMENTS (Cost $143,225,875)—100.3%	$169,455,788
	Liabilities in Excess of Other Assets—(0.3%)	(534,112)

	TOTAL NET ASSETS—100.0%	$168,921,676

Percentages are stated as a percent of net assets.

(*)	Non- Income producing security.

(a)	Represents annualized seven-day yield at July 31, 2009.
Direxion Daily Energy Bull 3X Shares
Swap Equity Contracts
July 31, 2009 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Credit Suisse Capital, LLC	Russell 1000 Energy Index	396,100	$233,658,080	1/27/2011	$(3,650,732)
Deutsche Bank AG London	Russell 1000 Energy Index	192,000	107,262,610	6/30/2010	4,227,950

			$340,920,690		$577,218

See notes to schedule of investments.

Direxion Daily Energy Bear 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS—118.8%
MONEY MARKET FUNDS—118.8%
29,567,613	AIM Short Term Investment Treasury, 0.05% (a)	$29,567,613
52,740,023	AIM Short Term Investment Treasury (Collateral), 0.05% (a)	52,740,023

	TOTAL SHORT TERM INVESTMENTS (Cost $82,307,636)	$82,307,636

	TOTAL INVESTMENTS (Cost $82,307,636)—118.8%	$82,307,636
	Liabilities in Excess of Other Assets—(18.8%)	(13,045,037)

	TOTAL NET ASSETS—100.0%	$69,262,599

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at July 31, 2009.
Direxion Daily Energy Bear 3X Shares
Short Equity Swap Contracts
July 31, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Credit Suisse Capital, LLC	Russell 1000 Energy Index	187,800	$97,516,127	1/27/2011	$(11,535,577)
Duetsche Bank AG London	Russell 1000 Energy Index	44,000	25,106,928	6/24/2014	(442,992)
Morgan Stanley Capital Services	Russell 1000 Energy Index	125,000	71,312,078	7/30/2010	(1,272,922)

			$193,935,133		$(13,251,491)

See notes to schedule of investment.

Direxion Daily Financial Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
COMMON STOCKS—87.8%
Capital Markets—17.1%
24,700	Affiliated Managers Group, Inc. *	$1,630,694
152,656	Ameriprise Financial, Inc.	4,243,837
715,462	Bank of New York Mellon Corp.	19,560,731
12,041	BlackRock, Inc.	2,294,292
568,259	Charles Schwab Corp.	10,154,788
69,755	Eaton Vance Corp.	1,996,388
52,822	Federated Investors, Inc. Class B	1,369,674
90,165	Franklin Resources, Inc.	7,995,832
113,790	GLG Partners, Inc.	458,574
301,291	Goldman Sachs Group, Inc.	49,200,821
12,255	Greenhill & Co., Inc.	923,047
248,712	Invesco Ltd.	4,912,062
25,967	Investment Technology Group, Inc. *	580,362
108,997	Janus Capital Group, Inc.	1,488,899
69,420	Jefferies Group, Inc. *	1,586,941
45,795	Lazard Ltd. Class A	1,693,957
84,271	Legg Mason, Inc.	2,371,386
813,467	Morgan Stanley	23,183,810
144,209	Northern Trust Corp.	8,625,140
58,582	Raymond James Financial, Inc.	1,202,103
72,432	SEI Investments Co.	1,368,965
295,524	State Street Corp.	14,864,857
152,900	T. Rowe Price Group, Inc.	7,141,959
156,443	TD Ameritrade Holding Corp. *	2,900,453
51,505	Waddell & Reed Financial, Inc.	1,461,197

		173,210,769

Commercial Banks—14.9%
76,524	Associated Banc-Corp.	829,520
49,872	Bancorpsouth, Inc.	1,122,120
28,615	Bank of Hawaii Corp.	1,097,958
387,156	BB&T Corp.	8,858,129
12,095	BOK Financial Corp.	506,660
146,533	CapitalSource, Inc.	679,913
25,779	City National Corp.	1,016,724
90,443	Comerica, Inc.	2,156,161
36,000	Commerce Bancshares, Inc.	1,319,760
30,948	Cullen/Frost Bankers, Inc.	1,486,432
475,985	Fifth Third Bancorp	4,521,858
3,609	First Citizens BancShares, Inc.	512,586
128,635	First Horizon National Corp. *	1,649,101
105,093	Fulton Financial Corp.	710,429
340,385	Huntington Bancshares, Inc.	1,392,175
477,142	KeyCorp	2,757,881
42,959	M&T Bank Corp.	2,505,369
220,303	Marshall & Ilsley Corp.	1,330,630
275,376	PNC Financial Services Group, Inc.	10,095,284
168,794	Popular, Inc.	214,368
691,271	Regions Financial Corp.	3,055,418
See notes to schedule of investments.

Direxion Daily Financial Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
Commercial Banks (continued)—14.9%
298,517	SunTrust Banks, Inc.	$5,821,082
156,010	Synovus Financial Corp.	547,595
76,669	TCF Financial Corp.	1,084,100
1,135,682	US Bancorp	23,179,269
84,862	Valley National Bancorp	1,079,445
2,846,450	Wells Fargo & Co.	69,624,166
40,334	Whitney Holding Corp.	353,326
41,478	Wilmington Trust Corp.	476,582
74,868	Zions Bancorporation	1,016,707

		151,000,748

Consumer Finance—3.3%
607,265	American Express Co.	17,203,818
53,815	AmeriCredit Corp. *	844,357
270,314	Capital One Financial Corp.	8,298,640
320,612	Discover Financial Services	3,808,871
279,787	SLM Corp. *	2,487,306
2,394	Student Loan Corp.	107,610

		32,750,602

Diversified Financial Services—21.1%
5,177,792	Bank of America Corp.	76,579,543
232,752	CIT Group, Inc.	202,494
6,790,516	Citigroup, Inc.	21,525,936
39,716	CME Group, Inc.	11,074,012
24,302	Interactive Brokers Group, Inc. Class A *	456,635
43,587	IntercontinentalExchange, Inc. *	4,099,793
2,249,811	JPMorgan Chase & Co.	86,955,194
112,051	Leucadia National Corp. *	2,745,250
112,286	Moody’s Corp.	2,665,670
59,909	MSCI, Inc. Class A *	1,674,457
81,050	NASDAQ OMX Group, Inc. *	1,712,587
155,607	NYSE Euronext	4,193,609

		213,885,180

Insurance—15.8%
279,760	Aflac, Inc.	10,591,714
3,104	Alleghany Corp. *	839,632
29,639	Allied World Assurance Co. Holdings Ltd.	1,288,111
321,007	Allstate Corp.	8,638,298
51,465	American Financial Group, Inc.	1,255,231
72,388	American International Group, Inc.	951,178
9,535	American National Insurance Co.	753,742
165,663	AON Corp.	6,535,405
31,312	Arch Capital Group Ltd. *	1,947,293
59,992	Arthur J Gallagher & Co.	1,373,817
49,627	Aspen Insurance Holdings Ltd.	1,234,223
70,474	Assurant, Inc.	1,798,496
85,225	Axis Capital Holdings Ltd.	2,425,504
69,800	Brown & Brown, Inc.	1,338,764
See notes to schedule of investments.

Direxion Daily Financial Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
Insurance (continued)—15.8%
210,735	Chubb Corp.	$9,731,742
86,589	Cincinnati Financial Corp.	2,091,124
16,101	CNA Financial Corp.	274,522
29,587	Endurance Specialty Holdings Ltd.	987,318
17,665	Erie Indemnity Co.	661,554
36,832	Everest Re Group Ltd.	2,954,663
140,537	Fidelity National Financial, Inc. Class A	2,016,706
55,795	First American Corp.	1,648,742
259,266	Genworth Financial, Inc.	1,788,936
30,601	Hanover Insurance Group, Inc.	1,202,925
194,766	Hartford Financial Services Group, Inc.	3,211,692
67,150	HCC Insurance Holdings, Inc.	1,685,465
180,799	Lincoln National Corp.	3,831,131
196,121	Loews Corp.	5,887,553
5,874	Markel Corp. *	1,853,658
312,732	Marsh & McLennan Cos, Inc.	6,385,987
78,863	MBIA, Inc. *	330,436
15,963	Mercury General Corp.	559,822
345,357	MetLife, Inc.	11,724,870
10,161	Odyssey Re Holdings Corp.	469,438
143,969	Old Republic International Corp.	1,488,639
13,886	OneBeacon Insurance Group Ltd.	156,912
33,866	PartnerRe Ltd.	2,322,869
185,934	Principal Financial Group, Inc.	4,406,636
407,579	Progressive Corp. *	6,350,081
51,217	Protective Life Corp.	765,694
253,681	Prudential Financial, Inc.	11,230,458
43,548	Reinsurance Group of America, Inc.	1,807,242
37,299	RenaissanceRe Holdings Ltd.	1,874,275
29,339	StanCorp Financial Group, Inc.	1,009,848
49,516	Torchmark Corp.	1,934,095
16,324	Transatlantic Holdings, Inc.	772,288
350,373	Travelers Cos, Inc.	15,090,565
25,187	Unitrin, Inc.	332,217
198,263	Unum Group	3,721,397
23,834	Validus Holdings Ltd.	541,032
805	Wesco Financial Corp.	245,485
4,675	White Mountains Insurance Group Ltd.	1,206,150
80,426	WR Berkley Corp.	1,868,296
204,741	XL Capital Ltd. Class A	2,882,753

		160,276,624

IT Services—4.5%
34,758	Alliance Data Systems Corp. *	1,772,658
83,955	Broadridge Financial Solutions, Inc.	1,449,903
114,464	Fidelity National Information Services, Inc.	2,680,747
93,123	Fiserv, Inc. *	4,414,961
48,114	Global Payments, Inc.	2,035,222
57,188	Lender Processing Services, Inc.	1,954,686
50,945	Mastercard, Inc. Class A	9,884,858
See notes to schedule of investments.

Direxion Daily Financial Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
IT Services (continued)—4.5%
53,610	Metavante Technologies, Inc. *	$1,651,188
96,877	Total System Services, Inc.	1,422,154
268,919	Visa, Inc. Class A	17,603,439

		44,869,816

Media—0.1%
21,728	Interactive Data Corp.	494,312
11,701	Morningstar, Inc. *	518,237

		1,012,549

Professional Services—0.4%
31,823	Dun & Bradstreet Corp.	2,290,937
75,550	Equifax, Inc.	1,968,078

		4,259,015

Real Estate Investment Trusts—8.8%
23,564	Alexandria Real Estate Equities, Inc.	898,024
87,509	AMB Property Corp.	1,733,553
325,783	Annaly Capital Management, Inc.	5,489,444
70,085	Apartment Investment & Management Co.	657,397
47,819	AvalonBay Communities, Inc.	2,783,066
82,920	Boston Properties, Inc.	4,386,468
76,944	Brandywine Realty Trust	629,402
30,668	BRE Properties, Inc.	727,752
39,906	Camden Property Trust	1,177,626
401,182	Chimera Investment Corp.	1,436,232
34,337	Corporate Office Properties Trust	1,164,368
45,552	Digital Realty Trust, Inc.	1,847,134
72,596	Douglas Emmett, Inc.	737,575
133,958	Duke Realty Corp.	1,271,261
163,892	Equity Residential	3,933,408
16,431	Essex Property Trust, Inc.	1,068,179
35,374	Federal Realty Investment Trust	2,018,087
164,704	HCP, Inc.	4,242,775
66,509	Health Care REIT, Inc.	2,664,351
56,254	Hospitality Properties Trust	888,251
360,409	Host Hotels & Resorts, Inc.	3,272,514
133,872	HRPT Properties Trust	645,263
225,242	Kimco Realty Corp.	2,216,381
63,179	Liberty Property Trust	1,754,481
47,348	Macerich Co.	931,335
46,820	Mack-Cali Realty Corp.	1,306,746
61,610	Nationwide Health Properties, Inc.	1,787,922
97,438	Plum Creek Timber Co., Inc.	3,047,861
264,898	ProLogis	2,328,453
80,440	Public Storage	5,837,531
47,276	Rayonier, Inc.	1,843,291
62,434	Realty Income Corp.	1,472,194
47,892	Regency Centers Corp.	1,536,375
72,090	Senior Housing Properties Trust	1,345,199
See notes to schedule of investments.

Direxion Daily Financial Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
Real Estate Investment Trusts (continued)—8.8%
142,151	Simon Property Group, Inc.	$7,920,654
45,974	SL Green Realty Corp.	1,185,210
31,792	Taubman Centers, Inc.	845,985
90,049	UDR, Inc.	941,012
93,669	Ventas, Inc.	3,306,516
91,260	Vornado Realty Trust	4,656,085
62,491	Weingarten Realty Investors	964,236

		88,899,597

Real Estate Management & Services—0.4%
130,966	CB Richard Ellis Group, Inc. Class A *	1,427,529
65,619	Forest City Enterprises, Inc. Class A	468,520
20,800	Jones Lang LaSalle, Inc.	789,568
55,354	St Joe Co. *	1,558,769

		4,244,386

Software—0.2%
24,968	Factset Research Systems, Inc.	1,415,686

Thrifts & Mortgage Finance—1.2%
11,972	Capitol Federal Financial	440,929
89,627	First Niagara Financial Group, Inc.	1,178,595
279,959	Hudson City Bancorp, Inc.	3,936,223
206,603	New York Community Bancorp, Inc.	2,260,237
206,651	People’s United Financial, Inc.	3,358,079
49,618	TFS Financial Corp.	550,760
52,695	Washington Federal, Inc.	734,041

		12,458,864

	TOTAL COMMON STOCKS (Cost $553,749,675)	$888,283,836

SHORT TERM INVESTMENTS—22.9%
MONEY MARKET FUNDS—22.9%
124,104,319	AIM Short Term Investment Treasury, 0.05% (a)	124,104,319
107,637,190	AIM Short Term Investment Treasury (Collateral), 0.05% (a)	107,637,190

	TOTAL SHORT TERM INVESTMENTS (Cost $231,741,509)	$231,741,509

	TOTAL INVESTMENTS (Cost $785,491,184)—110.7%	$1,120,025,345
	Liabilities in Excess of Other Assets—(10.7%)	(107,855,054)

	TOTAL NET ASSETS—100.0%	$1,012,170,291

Percentages are stated as a percentage of net assets.

(*)	Non- Income producing security.

(a)	Represents annualized seven-day yield at July 31, 2009.
See notes to schedule of investments.

Direxion Daily Financial Bull 3X Shares
Swap Equity Contracts
July 31, 2009 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Credit Suisse Capital, LLC	Russell 1000 Financial Services Index	2,616,200	$1,813,313,659	1/26/2011	$(17,187,711)
Deutsche Bank AG London	Russell 1000 Financial Services Index	453,000	280,201,607	6/18/2010	30,801,013
Morgan Stanley Capital Services	Russell 1000 Financial Services Index	50,000	31,259,000	7/30/2010	3,068,000

			$2,124,774,266		$16,681,302

Direxion Daily Financial Bear 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS—134.3%
MONEY MARKET FUNDS—134.3%
461,273,329	AIM Short Term Investment Treasury, 0.05% (a)	$461,273,329
1,115,819,227	AIM Short Term Investment Treasury (Collateral), 0.05% (a)	1,115,819,227

	TOTAL SHORT TERM INVESTMENTS (Cost $1,577,092,556)	$1,577,092,556

	TOTAL INVESTMENTS (Cost $1,577,092,556)—134.3%	$1,577,092,556
	Liabilities in Excess of Other Assets—(34.3%)	(403,053,428)

	TOTAL NET ASSETS—100.0%	$1,174,039,128

Percentages are stated as a percentage of net assets.

(a)	Represents annualized seven-day yield at July 31, 2009.
Direxion Daily Financial Bear 3X Shares
Short Equity Swap Contracts
July 31, 2009 (Unaudited)

		Number of		Termination	Unrealized
Counterparty	Reference Entity	Contracts	Notional Amount	Date	Depreciation
Credit Suisse Capital, LLC	Russell 1000 Financial Services Index	3,076,200	$1,833,664,071	1/10/2011	$(278,270,277)
Deutsche Bank AG London	Russell 1000 Financial Services Index	1,674,000	1,034,360,715	6/25/2014	(114,907,245)
Morgan Stanley Capital Services	Russell 1000 Financial Services Index	380,000	244,765,813	8/17/2010	(16,119,387)

			$3,112,790,599		$(409,296,909)

See notes to schedule of investments.

Direxion Daily Technology Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
COMMON STOCKS—84.1%
Communications Equipment—12.7%
17,987	Brocade Communications Systems, Inc. *	$141,378
4,213	Ciena Corp. *	47,017
268,083	Cisco Systems, Inc. *	5,900,507
3,860	CommScope, Inc. *	98,816
1,762	EchoStar Corp. Class A *	25,972
3,650	F5 Networks, Inc. *	135,488
6,153	Harris Corp.	192,650
9,799	JDS Uniphase Corp. *	57,422
24,316	Juniper Networks, Inc. *	635,377
106,548	Motorola, Inc.	762,884
76,924	QUALCOMM, Inc.	3,554,658
18,393	Tellabs, Inc. *	106,679

		11,658,848

Computers & Peripherals—25.3%
41,464	Apple, Inc. *	6,774,803
136,737	Dell, Inc. *	1,829,541
3,080	Diebold, Inc.	85,378
143,877	EMC Corp. *	2,166,788
75,117	Hewlett-Packard Co.	3,252,566
61,418	International Business Machines Corp.	7,243,024
7,372	NCR Corp. *	95,394
15,466	NetApp, Inc. *	347,366
5,525	QLogic Corp. *	72,101
10,542	SanDisk Corp. *	187,858
22,841	Seagate Technology	275,006
34,772	Sun Microsystems, Inc. *	318,859
8,028	Teradata Corp. *	197,248
10,358	Western Digital Corp. *	313,330

		23,159,262

Electronic Equipment, Instruments—2.8%
7,961	Amphenol Corp. Class A	265,499
5,558	Arrow Electronics, Inc. *	143,230
7,021	Avnet, Inc. *	171,312
2,264	AVX Corp.	24,881
72,221	Corning, Inc.	1,227,757
2,438	Dolby Laboratories, Inc. Class A *	101,494
6,982	FLIR Systems, Inc. *	150,043
7,525	Ingram Micro, Inc. Class A *	126,571
8,723	Jabil Circuit, Inc.	79,903
6,120	Molex, Inc.	108,691
5,556	Trimble Navigation Ltd. *	131,733
8,671	Vishay Intertechnology, Inc. *	61,651

		2,592,765

Internet Software & Services—6.9%
8,032	Akamai Technologies, Inc. *	132,046
See notes to schedule of investments.

Direxion Daily Technology Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
Internet Software & Services (continued)—6.9%
1,764	Equinix, Inc. *	$144,172
11,129	Google, Inc. Class A *	4,930,703
1,396	Sohu.com, Inc. *	85,393
8,964	VeriSign, Inc. *	183,224
55,202	Yahoo!, Inc. *	790,493

		6,266,031

IT Services—1.6%
4,227	Affiliated Computer Services, Inc. Class A *	200,402
8,995	Amdocs Ltd. *	215,160
13,578	Cognizant Technology Solutions Corp. Class A *	401,774
7,042	Computer Sciences Corp. *	339,213
1,789	DST Systems, Inc. *	79,306
3,360	NeuStar, Inc. Class A *	76,205
9,660	SAIC, Inc. *	174,749

		1,486,809

Professional Services—0.1%
2,219	IHS, Inc. Class A *	110,817

Semiconductors & Semiconductor Equipment—13.9%
25,961	Advanced Micro Devices, Inc. *	95,017
13,638	Altera Corp.	254,894
13,537	Analog Devices, Inc.	370,508
61,787	Applied Materials, Inc.	852,661
20,953	Atmel Corp. *	87,374
22,835	Broadcom Corp. Class A *	644,632
4,132	Cree, Inc. *	132,472
6,668	Cypress Semiconductor Corp. *	70,814
5,756	Fairchild Semiconductor International, Inc. *	50,825
7,683	Integrated Device Technology, Inc. *	52,014
259,583	Intel Corp.	4,996,973
3,335	International Rectifier Corp. *	55,228
5,681	Intersil Corp. Class A	81,636
7,895	KLA-Tencor Corp.	251,693
5,874	Lam Research Corp. *	176,572
10,329	Linear Technology Corp.	277,540
30,158	LSI Corp. *	156,218
23,937	Marvell Technology Group Ltd. *	319,320
14,166	Maxim Integrated Products, Inc.	251,022
10,387	MEMC Electronic Materials, Inc. *	183,019
8,499	Microchip Technology, Inc.	228,878
39,357	Micron Technology, Inc. *	251,491
10,672	National Semiconductor Corp.	160,720
4,540	Novellus Systems, Inc. *	88,848
25,386	NVIDIA Corp. *	328,241
19,537	ON Semiconductor Corp. *	142,620
10,353	PMC — Sierra, Inc. *	94,730
4,855	Rambus, Inc. *	82,195
See notes to schedule of investments.

Direxion Daily Technology Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
Semiconductors & Semiconductor Equipment (continued)—13.9%
2,078	Silicon Laboratories, Inc. *	$89,001
8,045	Teradyne, Inc. *	63,395
59,187	Texas Instruments, Inc.	1,423,447
3,400	Varian Semiconductor Equipment Associates, Inc. *	108,936
12,741	Xilinx, Inc.	276,352

		12,699,286

Software—19.5%
25,955	Activision Blizzard, Inc. *	297,185
24,343	Adobe Systems, Inc. *	789,200
4,072	ANSYS, Inc. *	127,291
10,605	Autodesk, Inc. *	231,295
8,595	BMC Software, Inc. *	292,488
18,256	CA, Inc.	385,932
12,247	Cadence Design Systems, Inc. *	72,257
8,412	Citrix Systems, Inc. *	299,467
11,247	Compuware Corp. *	82,441
15,010	Electronic Arts, Inc. *	322,265
15,016	Intuit, Inc. *	445,975
7,221	McAfee, Inc. *	321,912
3,736	Micros Systems, Inc. *	102,329
358,217	Microsoft Corp.	8,425,263
16,007	Novell, Inc. *	73,312
10,099	Nuance Communications, Inc. *	133,307
177,654	Oracle Corp.	3,931,483
8,783	Red Hat, Inc. *	200,516
4,702	Rovi Corp. *	123,004
5,034	Salesforce.com, Inc. *	218,174
3,865	Sybase, Inc. *	138,367
38,158	Symantec Corp. *	569,699
6,699	Synopsys, Inc. *	133,846
2,387	VMware, Inc. Class A *	76,933

		17,793,941

Wireless Telecommunication Services—1.3%
18,486	American Tower Corp. Class A *	630,188
13,519	Crown Castle International Corp. *	388,536
5,410	SBA Communications Corp. Class A *	141,147

		1,159,871

	TOTAL COMMON STOCKS (Cost $62,286,671)	$76,927,630

SHORT TERM INVESTMENTS—13.8%
MONEY MARKET FUNDS—13.8%
7,038,500	AIM Short Term Investment Treasury, 0.05% (a)	7,038,500
5,556,307	AIM Short Term Investment Treasury (Collateral), 0.05% (a)	5,556,307

	TOTAL SHORT TERM INVESTMENTS (Cost $12,594,807)	$12,594,807

See notes to schedule of investments.

Direxion Daily Technology Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
	TOTAL INVESTMENTS (Cost $74,881,478)—97.9%	$89,522,437
	Other Assets in Excess of Liabilities—2.1%	1,949,515

	TOTAL NET ASSETS—100.0%	$91,471,952

Percentages are stated as a percent of net assets.

(*)	Non- Income producing security.

(a)	Represents annualized seven-day yield at July 31, 2009.
Direxion Daily Technology Bull 3X Shares
Swap Equity Contracts
July 31, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Credit Suisse Capital, LLC	Russell 1000 Technology Index	157,825	$139,263,812	1/24/2011	$2,008,502
Deutsche Bank AG London	Russell 1000 Technology Index	62,800	52,588,401	6/30/2010	3,625,135

			$191,852,213		$5,633,637

See notes to schedule of investments.

Direxion Daily Technology Bear 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS—115.6%
MONEY MARKET FUNDS—115.6%
19,869,750	AIM Short Term Investment Treasury, 0.05% (a)	$19,869,750
39,257,578	AIM Short Term Investment Treasury (Collateral), 0.05% (a)	39,257,578

	TOTAL SHORT TERM INVESTMENTS (Cost $59,127,328)	$59,127,328

	TOTAL INVESTMENTS (Cost $59,127,328)—115.6%	$59,127,328
	Liabilities in Excess of Other Assets—(15.6%)	(7,983,937)

	TOTAL NET ASSETS—100.0%	$51,143,391

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at July 31, 2009.
Direxion Daily Technology Bear 3X Shares
Short Equity Swap Contracts
July 31, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital, LLC	Russell 1000 Technology Index	102,375	$89,367,835	1/27/2011	$(2,270,075)
Duetsche Bank AG London	Russell 1000 Technology Index	69,050	56,129,811	6/30/2010	(5,678,225)

			$145,497,646		$(7,948,300)

See notes to schedule of investments.

Direxion Daily Real Estate Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
COMMON STOCKS—86.6%
Real Estate Investment Trusts—86.6%
3,061	Acadia Realty Trust	$41,936
169	Alexander’s, Inc.	46,566
3,260	Alexandria Real Estate Equities, Inc.	124,239
11,600	AMB Property Corp.	229,796
4,216	American Campus Communities, Inc.	96,673
9,715	Apartment Investment & Management Co. Class A	91,127
6,452	Ashford Hospitality Trust, Inc.	19,291
6,618	AvalonBay Communities, Inc.	385,168
8,049	BioMed Realty Trust, Inc.	94,012
11,289	Boston Properties, Inc.	597,188
10,214	Brandywine Realty Trust	83,551
4,237	BRE Properties, Inc.	100,544
5,412	Camden Property Trust	159,708
3,926	CapLease, Inc.	11,896
10,194	CBL & Associates Properties, Inc.	60,552
3,686	Cedar Shopping Centers, Inc.	19,573
3,761	Colonial Properties Trust	30,013
4,505	Corporate Office Properties Trust	152,765
3,463	Cousins Properties, Inc.	29,851
16,611	DCT Industrial Trust, Inc.	75,746
11,247	Developers Diversified Realty Corp.	63,096
8,751	DiamondRock Hospitality Co.	59,157
5,965	Digital Realty Trust, Inc.	241,881
8,083	Douglas Emmett, Inc.	82,123
17,722	Duke Realty Corp.	168,182
2,939	DuPont Fabros Technology, Inc.	31,447
2,076	EastGroup Properties, Inc.	72,079
4,390	Education Realty Trust, Inc.	21,292
2,877	Entertainment Properties Trust	78,571
2,355	Equity Lifestyle Properties, Inc.	98,133
3,566	Equity One, Inc.	53,668
22,596	Equity Residential	542,304
2,220	Essex Property Trust, Inc.	144,322
6,752	Extra Space Storage, Inc.	59,283
4,894	Federal Realty Investment Trust	279,203
5,253	FelCor Lodging Trust, Inc.	12,345
3,485	First Industrial Realty Trust, Inc.	14,776
2,266	First Potomac Realty Trust	21,232
4,962	Franklin Street Properties Corp.	70,758
1,538	Getty Realty Corp.	34,436
3,133	Glimcher Realty Trust	10,590
3,635	Gramercy Capital Corp. *	5,234
22,569	HCP, Inc.	581,377
9,007	Health Care REIT, Inc.	360,820
4,912	Healthcare Realty Trust, Inc.	95,342
3,999	Hersha Hospitality Trust	10,797
5,792	Highwoods Properties, Inc.	148,333
2,686	Home Properties, Inc.	95,890
9,236	Hospitality Properties Trust	145,836
49,069	Host Hotels & Resorts, Inc.	445,547
See notes to schedule of investments.

Direxion Daily Real Estate Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
Real Estate Investment Trusts (continued)—86.6%
18,863	HRPT Properties Trust	$90,920
6,185	Inland Real Estate Corp.	45,645
5,253	Investors Real Estate Trust	48,905
3,465	Kilroy Realty Corp.	81,774
28,532	Kimco Realty Corp.	280,755
4,904	Kite Realty Group Trust	15,693
5,121	LaSalle Hotel Properties	76,354
6,984	Lexington Realty Trust	29,892
8,182	Liberty Property Trust	227,214
1,725	LTC Properties, Inc.	42,125
6,478	Macerich Co.	127,422
6,356	Mack-Cali Realty Corp.	177,396
6,489	Medical Properties Trust, Inc.	45,423
2,338	Mid-America Apartment Communities, Inc.	92,748
1,941	National Health Investors, Inc.	60,443
6,544	National Retail Properties, Inc.	128,982
8,478	Nationwide Health Properties, Inc.	246,032
6,825	Omega Healthcare Investors, Inc.	114,046
1,791	Parkway Properties, Inc.	25,378
3,106	Pennsylvania REIT	16,431
3,663	Post Properties, Inc.	51,868
34,771	ProLogis	305,637
1,271	PS Business Parks, Inc.	65,723
10,524	Public Storage	763,726
1,539	Ramco-Gershenson Properties Trust	13,990
8,641	Realty Income Corp.	203,755
6,520	Regency Centers Corp.	209,162
1,110	Saul Centers, Inc.	37,596
9,943	Senior Housing Properties Trust	185,536
23,004	Simon Property Group, Inc.	1,281,782
6,151	SL Green Realty Corp.	158,573
1,823	Sovran Self Storage, Inc.	49,075
6,163	Strategic Hotels & Resorts, Inc.	7,272
1,449	Sun Communities, Inc.	22,170
6,004	Sunstone Hotel Investors, Inc.	33,382
2,623	Tanger Factory Outlet Centers, Inc.	93,221
4,393	Taubman Centers, Inc.	116,898
12,327	UDR, Inc.	128,817
934	Universal Health Realty Income Trust	31,915
271	Urstadt Biddle Properties	3,805
1,436	Urstadt Biddle Properties, Inc. Class A	22,100
3,833	U-Store-It Trust	18,590
12,939	Ventas, Inc.	456,747
13,070	Vornado Realty Trust	666,831
4,804	Washington Real Estate Investment Trust	122,934
9,059	Weingarten Realty Investors	139,780
1,110	Winthrop Realty Trust	10,656

	TOTAL COMMON STOCKS (Cost $13,023,308)	$13,673,368

See notes to schedule of investments.

Direxion Daily Real Estate Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS—9.6%
MONEY MARKET FUNDS—9.6%
588,867	AIM Short Term Investment Treasury	$588,867
926,585	AIM Short Term Investment Treasury (Collateral)	926,585

	TOTAL SHORT TERM INVESTMENTS (Cost $1,515,452)	$1,515,452

	TOTAL INVESTMENTS (Cost $14,538,760)—96.2%	$15,188,820
	Other Assets in Excess of Liabilities—3.8%	591,843

	TOTAL NET ASSETS—100.0%	$15,780,663

Percentages are stated as a percent of net assets.

(*) Non- Income producing security.

REIT — Real Estate Investment Trust.
Direxion Daily Real Estate Bull 3X Shares
Swap Equity Contracts
July 31, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Credit Suisse Capital, LLC	MSCI US REIT Index Swap	13,000	$5,991,446	1/20/2011	$171,855
Deutsche Bank AG London	MSCI US REIT Index Swap	58,085	27,121,912	7/17/2014	416,185

			$33,113,358		$588,040

See notes to schedule of investments.

Direxion Daily Real Estate Bear 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS—127.7%
MONEY MARKET FUNDS—127.7%
1,539,876	AIM Short Term Investment Treasury, 0.05% (a)	$1,539,876
3,963,158	AIM Short Term Investment Treasury (Collateral), 0.05% (a)	3,963,158

	TOTAL SHORT TERM INVESTMENTS (Cost $5,503,034)	$5,503,034

	TOTAL INVESTMENTS (Cost $5,503,034)—127.7%	$5,503,034
	Liabilities in Excess of Other Assets—(27.7%)	(1,193,246)

	TOTAL NET ASSETS—100.0%	$4,309,788

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at July 31, 2009.
Direxion Daily Real Estate Bear 3X Shares
Short Equity Swap Contracts
July 31, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Deutsche Bank AG London	MSCI US REIT Index Swap	27,225	$11,716,253	7/17/2014	$(1,191,120)

See notes to schedule of investments.

Direxion Daily 10-Year Treasury Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
U.S. TREASURY OBLIGATIONS—87.2%
U.S. TREASURY BONDS—87.2%
4,500,000	U.S. Treasury Bond 3.125% 05/15/2019 (Cost $4,293,686)	$4,368,516

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,293,686)	$4,368,516

SHORT TERM INVESTMENTS—17.5%
MONEY MARKET FUNDS—17.5%
878,852	AIM Short Term Investment Treasury, 0.05% (a)	878,852
12	AIM Short Term Investment Treasury (Collateral), 0.05% (a)	12

	SHORT TERM INVESTMENTS (Cost $878,864)	$878,864

	TOTAL INVESTMENTS (Cost $5,172,550)—104.7%	$5,247,380
	Liabilities In Excess of Other Assets—(4.7%)	(238,337)

	TOTAL NET ASSETS—100.0%	$5,009,043

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at July 31, 2009.
Direxion Daily 10-Year Treasury Bull 3X Shares
Swap Equity Contracts
July 31, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital, LLC	NYSE Current 10- Year US Treasury	10,940	$10,917,464	5/6/2010	$(254,041)

See notes to schedule of investments.

Direxion Daily 10-Year Treasury Bear 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS—106.0%
MONEY MARKET FUNDS—106.0%
5,636,697	AIM Short Term Investment Treasury, 0.05% (a)	$5,636,697
5,160,574	AIM Short Term Investment Treasury (Collateral), 0.05% (a)	5,160,574

	TOTAL SHORT TERM INVESTMENTS (Cost $10,797,271)	$10,797,271

	TOTAL INVESTMENTS (Cost $10,797,271)—106.0%	$10,797,271
	Liabilities in Excess of Other Assets—(6.0%)	(611,306)

	TOTAL NET ASSETS—100.0%	$10,185,965

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at July 31, 2009.
Direxion 10-Year Treasury Bear 3X Shares
Short Equity Swap Contracts
July 31, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital, LLC	NYSE Current 10-Year US Treasury	31,355	$30,032,918	5/6/2010	$(529,388)

See notes to schedule of investments.

Direxion Daily 30-Year Treasury Bull 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
U.S. TREASURY OBLIGATIONS—87.2%
U.S. TREASURY BONDS— 87.2%
11,000,000	U.S. Treasury Bond 4.25% 5/15/2039 (Cost $10,445,702)	$10,908,906

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,445,702)	$10,908,906

SHORT TERM INVESTMENTS—13.5%
MONEY MARKET FUNDS—13.5%
1,623,869	AIM Short Term Investment Treasury, 0.05% (a)	1,623,869
60,003	AIM Short Term Investment Treasury (Collateral), 0.05% (a)	60,003

	TOTAL SHORT TERM INVESTMENTS (Cost $1,683,872)	$1,683,872

	TOTAL INVESTMENTS (Cost $12,129,574)—100.7%	$12,592,778
	Liabilities in Excess of Other Assets—(0.7%)	(88,975)

	TOTAL NET ASSETS—100.0%	$12,503,803

Percentages are stated as a percentage of net assets.

(a)	Represents annualized seven-day yield at July 31, 2009.
Direxion 30-Year Treasury Bull 3X Shares
Swap Equity Contracts
July 31, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital, LLC	NYSE Current 30-Year US Treasury	29,070	$26,877,881	1/10/2011	$(168,311)

See notes to schedule of investments.

Direxion Daily 30-Year Treasury Bear 3X Shares
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS—117.2%
MONEY MARKET FUNDS—117.2%
34,720,480	AIM Short Term Investment Treasury, 0.05% (a)	$34,720,480
33,794,084	AIM Short Term Investment Treasury (Collateral), 0.05% (a)	33,794,084

	TOTAL SHORT TERM INVESTMENTS (Cost $68,514,564)	$68,514,564

	TOTAL INVESTMENTS (Cost $68,514,564)—117.2%	$68,514,564
	Liabilities in Excess of Other Assets—(17.2%)	(10,064,415)

	TOTAL NET ASSETS—100.0%	$58,450,149

Percentages are stated as a percentage of net assets.

(a)	Represents annualized seven-day yield at July 31, 2009.
Direxion Daily 30-Year Treasury Bear 3X Shares
Short Equity Swap Contracts
July 31, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital, LLC	NYSE Current 30-Year US Treasury	190,430	$165,828,830	1/27/2011	$(9,138,609)

See notes to schedule of investments.

1. ORGANIZATION
The Direxion Shares ETF Trust (the “Trust”) is a Delaware statutory trust formed on April 23, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is a registered investment company that offers 40 Funds (each, a “Fund” and together the “Funds”) of which 22 are included in this report:
Direxion Daily Large Cap Bull 3X Shares
Direxion Daily Mid Cap Bull 3X Shares
Direxion Daily Small Cap Bull 3X Shares
Direxion Daily Developed Markets Bull 3X Shares
Direxion Daily Emerging Markets Bull 3X Shares
Direxion Daily Energy Bull 3X Shares
Direxion Daily Financial Bull 3X Shares
Direxion Daily Technology Bull 3X Shares
Direxion Daily Real Estate Bull 3X Shares
Direxion Daily 10-Year Treasury Bull 3X Shares
Direxion Daily 30-Year Treasury Bull 3X Shares
Direxion Daily Large Cap Bear 3X Shares
Direxion Daily Mid Cap Bear 3X Shares
Direxion Daily Small Cap Bear 3X Shares
Direxion Daily Developed Markets Bear 3X Shares
Direxion Daily Emerging Markets Bear 3X Shares
Direxion Daily Energy Bear 3X Shares
Direxion Daily Financial Bear 3X Shares
Direxion Daily Technology Bear 3X Shares
Direxion Daily Real Estate Bear 3X Shares
Direxion Daily 10-Year Treasury Bear 3X Shares
Direxion Daily 30-Year Treasury Bear 3X Shares
The investment objective of the Direxion Daily Large Cap Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the Russell 1000 Index (“Large Cap Index”). The Direxion Daily Large Cap Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Large Cap Index. The investment objective of the Direxion Daily Mid Cap Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the Russell Mid Cap Index (the “Mid Cap Index”). The Direxion Daily Mid Cap Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Mid Cap Index. The investment objective of the Direxion Daily Small Cap Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the Russell 2000 Index (“Small Cap Index”). The Direxion Daily Small Cap Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Small Cap Index. The investment objective of the Direxion Daily Developed Markets Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the MSCI EAFE Index (the “Developed Market Index”). The Direxion Daily Developed Markets Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Developed Market Index. The investment objective of the Direxion Daily Emerging Markets Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the MSCI Emerging Markets IndexSM (the “EM Index”). The Direxion Daily Emerging Markets Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the EM Index. The investment objective of the Direxion Daily Energy Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the Russell 1000 Energy Index (“Energy Index”). The Direxion Daily Energy Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Energy Index. The investment objective of the Direxion Daily Financial Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the Russell 1000 Financial Services Index (“Financial Index”). The Direxion Daily Financial Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Financial Index. The investment objective of the Direxion Daily Technology Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the Russell 1000 Technology Index (the “Technology Index”). The Direxion Daily Technology Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Technology Index. The investment objective of the Direxion Daily Real Estate Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the MSCI US REIT Index (the “REIT Index”). The Direxion Daily Real Estate Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the REIT Index. The investment objective of the Direxion Daily 10-Year Treasury Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the Merrill Lynch Current 10-Year US Treasury Index (“10-Year Treasury Index”). The Direxion Daily 10-Year Treasury Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Direxion Daily 10-Year Treasury Index. The investment objective of the Direxion Daily 30-Year Treasury Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the Merrill Lynch Current 30-Year US Treasury Index (“30-Year Treasury Index”). The Direxion Daily 30-Year Treasury Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the 30-Year Treasury Index.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). (The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.)
a) Investment Valuation — The Net Asset Value (“NAV”) per share of each Fund is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally at 4:00 p.m. Eastern time), each day the NYSE is open for business. On days that the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets close all day, the Funds do not calculate their NAVs, even if the NYSE is open for business. Similarly, on days that SIFMA recommends that the bond markets close early each of the Funds calculate its NAV as of the time of the recommended close, usually 2:00pm Eastern time, rather than the close of regular trading on the NYSE. A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQ Global Market® (“NASDAQ®”) for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”) provided by NASDAQ® each business day. OTC securities held by a Fund will be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used. Dividend income and other distributions are recorded on the ex-distribution date.
b) Swap Contracts — The Fund may enter into equity swap contracts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). The Fund’s obligations are accrued daily and offset by any amounts owed to the Fund.
In a “long” equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities, plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commissions paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. These swap contracts do not include the delivery by the Funds to the counterparty of securities or other underlying securities. The net amount of the excess, if any, of the Fund’s obligations owed over the obligations owed to the Fund with respect to each swap is accrued on a daily basis, and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund’s custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps and futures” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps and futures”.
The Funds may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities or to hedge a position. Index swap agreements entered into by the Funds calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”). In a “long” swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Fund will agree to pay to the counterparty an amount equal to a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest and commissions paid by the Fund on the notional amount. These swap agreements do not involve the delivery of securities or other underlying instruments.
Pursuant to valuation procedures approved by the Board, the net amount of the excess, if any, of a Fund’s obligations owed over the obligations owed to the Fund with respect to each swap is accrued on a daily basis, and an amount of cash or liquid assets having an aggregate net asset value (“NAV”) at least equal to such accrued excess is maintained in a segregated account by the Fund’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the underlying instruments less the interest payable by the Fund on the notional amount are recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”.
The Funds may also enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). Their operations are similar to that of the “long” swaps discussed above, except that the counterparty makes the payments ascribed above to the Fund, and the Fund makes the payments ascribed above to the counterparty. These amounts are netted with any unrealized gain or loss to determine the value of the swap.
Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the unrealized gain/loss reflected. The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement, which may exceed the NAV of the Fund. The primary risks associated with the use of swap agreements are imperfect correlation between the price of the swap contract and the price of the underlying investments, and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of swap agreement counterparty to the extent that posted collateral is insufficient. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Advisor.
The Funds collateralize swap agreements with cash and certain securities as indicated on the Schedule of Portfolio Investments of each of the Funds, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Funds. In the event of a default by the counterparty, the Funds will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Funds are regularly collateralized either directly with the Funds or in a segregated account at the Custodian.
c) Risks of Investing in Foreign Securities — Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.
d) Security Transactions — Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.
e) Income and Expenses — Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective net assets.
f) Distributions to Shareholders — Each Fund generally pays dividends from substantially all of its net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.
g) Federal Income Taxes — Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income and excise taxes.
The cost basis of investments for federal tax purposes as of July 31, 2009 were as follows:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
Funds	Cost	Appreciation	Depreciation	Appreciation

Direxion Daily Large Cap Bull 3X Shares	$173,967,197	$42,445,933	$(283,747)	$42,162,186
Direxion Daily Large Cap Bear 3X Shares	466,034,447	—	—	—
Direxion Daily Mid Cap Bull 3X Shares	25,579,713	3,431,004	(118,742)	3,312,262
Direxion Daily Mid Cap Bear 3X Shares	16,135,344	—	—	—
Direxion Daily Small Cap Bull 3X Shares	180,477,525	41,309,166	(1,184,937)	40,124,229
Direxion Daily Small Cap Bear 3X Shares	419,789,039	—	—	—
Direxion Daily Developed Markets Bull 3X Shares	13,711,322	2,425,211	(22,678)	2,402,533
Direxion Daily Developed Markets Bear 3X Shares	7,965,907	—	—	—
Direxion Daily Emerging Markets Bull 3X Shares	145,472,901	29,172,316	(241,749)	28,930,567
Direxion Daily Emerging Markets Bear 3X Shares	82,977,498	—	—	—
Direxion Daily Energy Bull 3X Shares	143,225,875	26,232,806	(2,893)	26,229,913
Direxion Daily Energy Bear 3X Shares	82,307,636	—	—	—
Direxion Daily Financial Bull 3X Shares	785,491,184	335,202,116	(667,955)	334,534,161
Direxion Daily Financial Bear 3X Shares	1,577,092,556	—	—	—
Direxion Daily Technology Bull 3X Shares	74,881,478	14,662,741	(21,782)	14,640,959
Direxion Daily Technology Bear 3X Shares	59,127,328	—	—	—
Direxion Daily Real Estate Bull 3X Shares	14,538,760	657,933	(7,873)	650,060
Direxion Daily Real Estate Bear 3X Shares	5,503,034	—	—	—
Direxion Daily 10-Year Treasury Bull 3X Shares	5,172,550	74,830	—	74,830
Direxion Daily 10-Year Treasury Bear 3X Shares	10,797,271	—	—	—
Direxion Daily 30-Year Treasury Bull 3X Shares	12,129,574	463,204	—	463,204
Direxion Daily 30-Year Treasury Bear 3X Shares	68,514,564	—	—	—
h) Indemnification — The Trust Instrument disclaims liability of the shareholders of the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Trust Instrument provides for indemnification from the Trust’s property for all loss and expense of any Fund shareholder held personally liable for the obligations of the Trust. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Funds would not be able to meet the Trust’s obligations and this risk, thus, should be considered remote.
i) Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
3. SUMMARY OF FAIR VALUE DISCLOSURE

The Financial Accounting Standard Board’s (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurement” establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. The Funds utilized various inputs in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:
Level 1 — Quoted prices in active markets for identical securities
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The FASB Staff Position No. FAS 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”), provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly and outlines additional disclosure based on investment type.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments at July 31, 2009:

	Direxion Daily Large Cap		Direxion Daily Large Cap
Valuation inputs	Bull 3X Shares		Bear 3X Shares
	Investments in	Other Financial	Investments in	Other Financial
	Securities	Investments *	Securities	Investments *
Level 1 — Quoted Prices
Common Stocks	$184,134,557	$—	$—	$—
Foreign Stocks	3,614,575	—	—	—
Money Market Funds	28,380,251	—	466,034,447	—
Level 2 — Other Significant Observable Inputs	—	15,883,717	—	(108,045,492)
Level 3 — Significant Unobservable Inputs	—	—	—	—

Total	$216,129,383	$15,883,717	$466,034,447	$(108,045,492)

	Direxion Daily Mid Cap		Direxion Daily Mid Cap
Valuation inputs	Bull 3X Shares		Bear 3X Shares
	Investments in	Other Financial	Investments in	Other Financial
	Securities	Investments *	Securities	Investments *
Level 1 — Quoted Prices
Common Stocks	$23,509,491	$—	$—	$—
Foreign Stocks	767,440	—	—	—
Money Market Funds	4,615,044	—	16,135,344	—
Level 2 — Other Significant Observable Inputs	—	965,942	—	(3,835,311)
Level 3 — Significant Unobservable Inputs	—	—	—	—

Total	$28,891,975	$965,942	$16,135,344	$(3,835,311)

	Direxion Daily Small Cap		Direxion Daily Small Cap
Valuation inputs	Bull 3X Shares		Bear 3X Shares
	Investments in	Other Financial	Investments in	Other Financial
	Securities	Investments *	Securities	Investments *
Level 1 — Quoted Prices
Common Stocks	$182,600,930	$—	$—	$—
Foreign Stocks	3,343,363	—	—	—
Money Market Funds	34,657,461	—	419,789,039	—
Level 2 — Other Significant Observable Inputs	—	6,482,211	—	(105,835,756)
Level 3 — Significant Unobservable Inputs	—	—	—	—

Total	$220,601,754	$6,482,211	$419,789,039	$(105,835,756)

	Direxion Daily Developed		Direxion Daily Developed
Valuation inputs	Markets Bull 3X Shares		Markets Bear 3X Shares
	Investments in	Other Financial	Investments in	Other Financial
	Securities	Investments *	Securities	Investments *
Level 1 — Quoted Prices
Foreign Stocks	$12,190,967	$—	$—	$—
Common Stocks	776,325	—	—	—
Money Market Funds	2,232,542	—	7,965,907	—
Investment Company	914,021	—	—	—
Level 2 — Other Significant Observable Inputs	—	1,058,649	—	(2,047,778)
Level 3 — Significant Unobservable Inputs	—	—	—	—

Total	$16,113,855	$1,058,649	$7,965,907	$(2,047,778)

	Direxion Daily Emerging		Direxion Daily Emerging
Valuation inputs	Markets Bull 3X Shares		Markets Bear 3X Shares
	Investments in	Other Financial	Investments in	Other Financial
	Securities	Investments *	Securities	Investments *
Level 1 — Quoted Prices
Foreign Stocks	$125,073,389	$—	$—	$—
Common Stocks	8,006,612	—	—	—
Money Market Funds	32,240,161	—	82,977.498	—
Investment Company	9,083,306
Level 2 — Other Significant Observable Inputs	—	6,155,005	—	(19,096,050)
Level 3 — Significant Unobservable Inputs	—	—	—	—

Total	$174,403,468	$6,155,005	$82,977,498	$(19,096,050)

	Direxion Daily Energy		Direxion Daily Energy
Valuation inputs	Bull 3X Shares		Bear 3X Shares
	Investments in	Other Financial	Investments in	Other Financial
	Securities	Investments *	Securities	Investments *
Level 1 — Quoted Prices
Common Stocks	$154,705,239	$—	$—	$—
Foreign Stocks	9,990,806	—	—	—
Money Market Funds	4,759,743	—	82,307,636	—
Level 2 — Other Significant Observable Inputs	—	577,218	—	(13,251,491)
Level 3 — Significant Unobservable Inputs	—	—	—	—

Total	$169,455,788	$577,218	$82,307,636	$(13,251,491)

	Direxion Daily Financial		Direxion Daily Financial
Valuation inputs	Bull 3X Shares		Bear 3X Shares
	Investments in	Other Financial	Investments in	Other Financial
	Securities	Investments *	Securities	Investments *
Level 1 — Quoted Prices
Common Stocks	$866,201,844	$—	$—	$—
Foreign Stocks	22,081,992	—	—	—
Money Market Funds	231,741,509	—	1,577,092,556	—
Level 2 — Other Significant Observable Inputs	—	16,681,302	—	(409,296,909)
Level 3 — Significant Unobservable Inputs	—	—	—	—

Total	$1,120,025,345	$16,681,302	$1,577,092,556	$(409,296,909)

	Direxion Daily Technology		Direxion Daily Technology
Valuation inputs	Bull 3X Shares		Bear 3X Shares
	Investments in	Other Financial	Investments in	Other Financial
	Securities	Investments *	Securities	Investments *
Level 1 — Quoted Prices
Common Stocks	$76,118,145	$—	$—	$—
Foreign Stocks	809,485	—	—	—
Money Market Funds	12,594,807	—	59,127,328	—
Level 2 — Other Significant Observable Inputs	—	5,633,637	—	(7,948,300)
Level 3 — Significant Unobservable Inputs	—	—	—	—

Total	$89,522,437	$5,633,637	$59,127,328	$(7,948,300)

	Direxion Daily Real Estate		Direxion Daily Real Estate
Valuation inputs	Bull 3X Shares		Bear 3X Shares
	Investments in	Other Financial	Investments in	Other Financial
	Securities	Investments *	Securities	Investments *
Level 1 — Quoted Prices
Common Stocks	$13,673,368	$—	$—	$—
Foreign Stocks	—	—	—	—
Money Market Funds	1,515,452	—	5,503,034	—
Level 2 — Other Significant Observable Inputs	—	588,040	—	(1,191,120)
Level 3 — Significant Unobservable Inputs	—	—	—	—

Total	$15,188,820	$588,040	$5,503,034	$(1,191,120)

	Direxion Daily 10-Year		Direxion 10-Year
Valuation inputs	Treasury Bull 3X Shares		Treasury Bear 3X Shares
	Investments in	Other Financial	Investments in	Other Financial
	Securities	Investments *	Securities	Investments *
Level 1 — Quoted Prices
Treasury Bonds	$4,368,516	$—	$—	$—
Money Market Funds	878,864	—	10,797,271	—
Level 2 — Other Significant Observable Inputs	—	(254,041)	—	(529,388)
Level 3 — Significant Unobservable Inputs	—	—	—	—

Total	$5,247,380	$(254,041)	$10,797,271	$(529,388)

	Direxion Daily 30-Year Treasury		Direxion Daily 30-Year
Valuation inputs	Bull 3X Shares		Treasury Bear 3X Shares
	Investments in	Other Financial	Investments in	Other Financial
	Securities	Investments *	Securities	Investments *
Level 1 — Quoted Prices
Treasury Bonds	$10,908,906	$—	$—	$—
Money Market Funds	1,683,872	—	68,514,564	—
Level 2 — Other Significant Observable Inputs	—	(168,311)	—	(9,138,609)
Level 3 — Significant Unobservable Inputs	—	—	—	—

Total	$12,592,778	$(168,311)	$68,514,564	$(9,138,609)

*	Other financial instruments include swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.
Each Fund uses derivative instruments as part of its principal investment strategy to achieve its investment objective. As of July 31, 2009, the Funds were invested in swap contracts. These contracts expose the Funds to the equity risk of the underlying instruments of the swap contract.

4. NEW ACCOUNTING PRONOUNCEMENT
On May 28, 2009, FASB issued Statement of Financial Accounting Standards No. 165, “Subsequent Events” ( “FAS 165”), which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. Although there is new terminology, the standard is based on the same principles as those that currently exist in the auditing standards. The standard, which includes a new required disclosure of the date through which an entity has evaluated subsequent events, is effective for interim or annual periods ending after June 15, 2009.
In June 2009, FASB issued FASB Statement No. 168, “The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles — a replacement of FASB Statement No. 162” (“SFAS 168”). On the effective date of this standard, FASB Accounting Standards CodificationTM (“Codification”) will become the source of authoritative U.S. accounting and reporting standards for nongovernmental entities, in addition to guidance issued by the Securities and Exchange Commission. All guidance contained in the Codification carries an equal level of authority. On the effective date of SFAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards. All other non-grandfathered non-SEC accounting literature not included in the Codification will become non-authoritative. SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009. Management is currently evaluating the impact the adoption of SFAS 168 will have on the reporting of the Funds’ financial statements.
5. ADDITIONAL INFORMATION
The Direxion Daily Financial Bull 3x Shares conducted a 1-for-5 reverse split with a record date of Wednesday, July 8, 2009 and an effective date of Thursday, July 9, 2009, when shares began trading on a split-adjusted basis. As a result of the reverse split, every five shares of the Fund will be exchanged for one share (excluding fractional shares, which will be redeemed in cash).
The Direxion Daily Financial Bear 3x Shares conducted a 1-for-10 reverse split with a record date of Wednesday, July 8, 2009 and an effective date of Thursday, July 9, 2009, when shares began trading on a split-adjusted basis. As a result of the reverse split, every ten shares of the Fund will be exchanged for one share (excluding fractional shares, which will be redeemed in cash).
6. SUBSEQUENT EVENTS
In accordance with the provisions set forth in FAS 165, adopted by the Fund as of May 28, 2009, management has evaluated the possibility of subsequent events existing in the Fund’s financial statements through September 24, 2009. Management has determined that there are no material events that would require disclosure in the Fund’s financial statement through this date.

Item 2. Controls and Procedures.
(a) The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls are procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under then 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DirexionShares ETF Trust

By (Signature and Title)	/s/ Daniel O’Neill
Daniel O’Neill, President
     Date September 23, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel O’Neill
Daniel O’Neill, President
     Date September 23, 2009

By (Signature and Title)	/s/ Guy Talarico Guy Talarico, Principal Financial Officer
     Date September 23, 2009